UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Fidelity®

Strategic Real Return

Fund

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 987.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.07%
Actual		$ 1,000.00	$ 986.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class B	1.71%
Actual		$ 1,000.00	$ 984.00	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Class C	1.81%
Actual		$ 1,000.00	$ 983.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.79%
Actual		$ 1,000.00	$ 988.20	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.79%
Actual		$ 1,000.00	$ 988.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2015	As of September 30, 2014
Commodity Related Investments*	23.0%	23.0%
Inflation-Protected Investments	26.6%	27.6%
Floating Rate High Yield**	26.9%	26.6%
Real Estate Related Investments	22.4%	21.9%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 26.6%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA 0.0%	AAA 0.0%
AA 0.2%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.8%
BB and Below 25.9%	BB and Below 24.6%
Not Rated 1.6%	Not Rated 2.8%
Equities† 40.3%	Equities†† 39.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

†Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	Stocks 17.3%		Stocks 16.4%
	U.S. Government and U.S. Government Agency Obligations 26.6%		U.S. Government and U.S. Government Agency Obligations 27.6%
	Corporate Bonds 2.3%		Corporate Bonds 2.4%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	Bank Loan Obligations 25.2%		Bank Loan Obligations 24.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.7%
	Other Investments† 23.0%		Other Investments†† 23.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	3.6%	** Foreign investments	3.8%

* U.S. Treasury Inflation-Indexed Securities	26.6%	** U.S. Treasury Inflation-Indexed Securities	27.6%
† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (e)		$ 590,000	$ 583,068
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	701,750
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,925
RAIT Financial Trust 4% 10/1/33		1,065,000	907,913
Redwood Trust, Inc. 4.625% 4/15/18		350,000	346,281
Resource Capital Corp.:
6% 12/1/18		120,000	109,650
8% 1/15/20		300,000	292,118
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	99,938
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	125,100
Starwood Waypoint Residential 4.5% 10/15/17 (e)		70,000	71,881
			2,876,556
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		990,000	952,875
TOTAL FINANCIALS			4,412,499
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		250,000	248,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		538,246	697,625
			945,750
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		255,000	232,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		180,000	186,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	197,978
KB Home:
8% 3/15/20		140,000	151,200
9.1% 9/15/17		205,000	229,600
Lennar Corp.:
4.125% 12/1/18		260,000	263,900
5.6% 5/31/15		284,000	284,710
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. 8.625% 11/15/18		$ 1,181,000	$ 1,225,288
Meritage Homes Corp. 7% 4/1/22		470,000	504,075
Ryland Group, Inc. 8.4% 5/15/17		129,000	144,158
Standard Pacific Corp.:
5.875% 11/15/24		120,000	123,300
8.375% 5/15/18		1,403,000	1,602,928
10.75% 9/15/16		176,000	196,680
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	303,100
			5,645,267
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)		45,000	47,138
TOTAL CONSUMER DISCRETIONARY			6,638,155
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	53,488
Camden Property Trust 5% 6/15/15		265,000	267,265
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	221,174
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	656,022
9.625% 3/15/16		526,000	567,294
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	309,750
Equity One, Inc.:
5.375% 10/15/15		95,000	97,075
6% 9/15/16		189,000	200,620
6.25% 1/15/17		189,000	203,173
Health Care Property Investors, Inc.:
6.3% 9/15/16		900,000	965,035
7.072% 6/8/15		95,000	96,090
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	177,310
6.5% 1/17/17		119,000	129,420
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,472
6.7% 1/15/18		189,000	207,960
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
6.05% 4/15/15		$ 618,000	$ 618,773
7.125% 2/15/18		265,000	282,225
9% 6/1/17		395,000	434,026
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	515,513
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	184,059
National Retail Properties, Inc. 6.875% 10/15/17		379,000	424,312
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (e)		83,000	81,560
Potlatch Corp. 7.5% 11/1/19		189,000	215,460
Prologis LP 7.625% 7/1/17		297,000	331,172
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	229,421
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,845
4.75% 5/1/24		163,000	169,163
6.75% 4/15/20		134,000	152,778
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	195,066
			8,523,621
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	197,687
CBRE Group, Inc.:
5% 3/15/23		270,000	282,150
5.25% 3/15/25		120,000	129,000
Excel Trust LP 4.625% 5/15/24		96,000	100,737
First Industrial LP 5.75% 1/15/16		189,000	195,778
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)		570,000	550,050
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	361,388
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	110,275
Mid-America Apartments LP 6.05% 9/1/16		284,000	303,102
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		190,000	192,375
Regency Centers LP 5.875% 6/15/17		114,000	124,604
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,646
			2,697,792
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		$ 220,000	$ 229,900
Ocwen Financial Corp. 6.625% 5/15/19 (e)		270,000	233,550
Wrightwood Capital LLC 1.9% 4/20/20 (c)		39,622	574,521
			1,037,971
TOTAL FINANCIALS			12,259,384
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	64,200
7.75% 2/15/19		195,000	203,288
			267,488
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	127,950
TOTAL HEALTH CARE			395,438
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	169,538
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	390,052
TOTAL NONCONVERTIBLE BONDS			19,852,567
TOTAL CORPORATE BONDS (Cost $22,692,357)			24,265,066
U.S. Treasury Inflation-Protected Obligations - 26.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,675,946	4,600,686
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,170,812	$ 8,294,657
0.75% 2/15/45		5,315,000	5,385,823
1.375% 2/15/44		2,234,194	2,635,695
1.75% 1/15/28		2,650,594	3,109,123
2% 1/15/26		10,489,170	12,452,873
2.125% 2/15/40		2,258,794	3,024,760
2.125% 2/15/41		4,222,910	5,710,362
2.375% 1/15/25		10,165,530	12,345,071
2.375% 1/15/27		9,602,563	11,870,015
2.5% 1/15/29		5,592,867	7,163,048
3.625% 4/15/28		5,161,361	7,298,439
3.875% 4/15/29		5,902,608	8,688,785
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		9,430,643	9,531,548
0.125% 4/15/17		14,456,748	14,725,590
0.125% 4/15/18		15,923,565	16,255,642
0.125% 4/15/19		2,000,000	2,035,137
0.125% 1/15/22		18,741,146	18,928,566
0.125% 7/15/22		12,246,174	12,395,459
0.125% 1/15/23		12,960,000	13,034,831
0.125% 7/15/24		12,600,000	12,426,696
0.25% 1/15/25		5,900,000	5,876,151
0.375% 7/15/23		11,649,300	11,965,070
0.625% 7/15/21		11,376,159	11,941,474
0.625% 1/15/24		5,258,453	5,488,156
1.125% 1/15/21		19,043,517	20,470,569
1.25% 7/15/20		9,314,608	10,110,765
1.375% 7/15/18		3,834,414	4,105,564
1.375% 1/15/20		7,336,131	7,940,248
1.625% 1/15/18		8,458,252	9,015,358
1.875% 7/15/19		3,453,305	3,812,447
2% 1/15/16		335,588	344,371
2.125% 1/15/19		1,719,877	1,894,311
2.375% 1/15/17		10,667,582	11,308,562
2.5% 7/15/16		5,822,074	6,119,131
2.625% 7/15/17		12,993,565	14,116,388
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $309,601,550)			316,421,371
Asset-Backed Securities - 0.7%
		Principal Amount (d)	Value
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)		$ 330,000	$ 359,080
Series 2015-SFR1 Class E, 5.639% 4/17/52 (e)		100,000	102,849
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		821,216	847,577
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	269,711
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	398,702
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		462,183	442,725
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		271,434	265,391
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6266% 11/28/39 (e)(f)		959,580	96
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.923% 6/17/31 (e)(f)		140,000	140,541
Series 2014-SFR3:
Class E, 4.675% 12/17/31 (e)(f)		160,000	164,766
Class F, 5.175% 12/17/31 (e)(f)		100,000	103,158
Series 2015-SFR2 Class E, 3.328% 6/17/32 (e)(f)		100,000	100,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		705,971	346,271
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (f)		1,900,000	2,008,232
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	25,020
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.723% 1/17/32 (e)(f)		149,000	152,201
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9051% 2/5/36 (e)(f)		323,960	32
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (e)(f)		1,267,532	1,245,351
Class F, 2.2115% 11/21/40 (e)(f)		1,500,000	1,054,050
TOTAL ASSET-BACKED SECURITIES (Cost $8,647,936)			8,025,753
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8696% 1/25/19 (e)(f)		13,557	7,602
Class B4, 4.8696% 1/25/19 (e)(f)		27,113	13,972
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3543% 12/25/46 (e)(f)		$ 189,000	$ 211,429
Series 2010-K7 Class B, 5.4405% 4/25/20 (e)(f)		95,000	107,558
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		27,667	28,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,580)			369,130
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3033% 11/10/42 (f)		246,272	246,029
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.435% 3/11/39 (f)		568,000	581,107
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9025% 8/15/29 (e)(f)		1,000,000	996,463
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.175% 11/15/19 (e)(f)		150,000	150,319
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1562% 2/15/31 (e)(f)		231,000	229,260
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	404,364
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (e)(f)		250,000	254,398
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,253,371
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	268,185
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	174,787
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	166,770
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	81,814
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	278,733
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	1,192,121
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)		250,000	204,345
Series 2013-CR10 Class D, 4.7939% 8/10/46 (e)(f)		200,000	199,803
Series 2013-CR12 Class D, 5.0852% 10/10/46 (e)(f)		250,000	256,182
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.3083% 5/10/43 (e)(f)		200,000	203,878
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		114,278	117,811
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)		$ 100,000	$ 96,475
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5574% 11/10/46 (e)(f)		580,000	637,506
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (f)(h)		1,156,048	149,438
Series K012 Class X3, 2.287% 1/25/41 (f)(h)		665,148	76,372
Series K013 Class X3, 2.8069% 1/25/43 (f)(h)		1,124,000	159,430
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)		139,000	132,744
Class FFX, 3.3822% 12/15/19 (e)		244,000	228,428
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)		124,111	132,542
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (e)(f)		153,000	145,190
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (f)		500,000	569,048
Class D, 5.7229% 5/10/45 (e)(f)		500,000	536,974
Series 2012-GCJ9 Class D, 4.8546% 11/10/45 (e)(f)		157,000	159,345
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)		269,000	213,508
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4245% 7/15/29 (e)(f)		120,000	118,649
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (e)(f)		200,000	205,441
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.446% 12/5/27 (e)(f)		641,000	771,879
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,045,712
Series 2010-CNTR Class D, 6.1845% 8/5/32 (e)(f)		284,000	334,345
Series 2012-CBX Class G 4% 6/15/45 (e)		151,000	117,387
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.775% 6/15/29 (e)(f)		319,000	318,616
Class F, 4.175% 6/15/29 (e)(f)		357,000	354,884
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8576% 6/15/38 (f)		589,000	617,445
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.335% 6/25/43 (e)(f)		365,500	369,046
Series 2014-2 Class E, 5.0949% 1/20/41 (e)(f)		192,000	161,670
Mach One Trust LLC Series 2004-1A Class H, 6.1514% 5/28/40 (e)(f)		120,000	121,200
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7681% 10/15/46 (e)(f)		250,000	249,713
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 932,584
Series 1997-RR Class F, 7.435% 4/30/39 (e)(f)		38,365	38,461
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,285	377,692
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	802,827
Series 2011-C2:
Class D, 5.3037% 6/15/44 (e)(f)		358,000	392,168
Class E, 5.3037% 6/15/44 (e)(f)		454,000	488,312
Class F, 5.3037% 6/15/44 (e)(f)		343,000	333,804
Class XB, 0.4587% 6/15/44 (e)(f)(h)		12,067,221	331,849
Series 2011-C3 Class G, 5.1827% 7/15/49 (e)(f)		111,000	101,970
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)		128,000	128,196
Class F, 5% 2/5/30 (e)		312,000	304,401
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		258,388	337,042
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	489,786
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5431% 5/10/45 (e)(f)		120,000	126,063
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1816% 3/15/45 (e)(f)		220,000	190,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,903,449)			20,657,967
Common Stocks - 14.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(i)	6,300	9,783,585
FINANCIALS - 14.1%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	523,633
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	130,744	4,560,351
Alexandria Real Estate Equities, Inc.	47,735	4,679,939
American Campus Communities, Inc.	80,200	3,438,174
American Realty Capital Properties, Inc.	31,100	306,335
American Tower Corp.	6,400	602,560
Annaly Capital Management, Inc.	35,500	369,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	63,600	$ 323,724
Apartment Investment & Management Co. Class A	42,000	1,653,120
Arbor Realty Trust, Inc.	48,800	340,624
Ashford Hospitality Prime, Inc.	47,900	803,283
AvalonBay Communities, Inc.	18,809	3,277,468
Boston Properties, Inc.	50,601	7,108,428
Camden Property Trust (SBI)	31,300	2,445,469
CBL & Associates Properties, Inc.	84,770	1,678,446
Cedar Shopping Centers, Inc.	151,523	1,134,907
Chambers Street Properties	49,691	391,565
Cousins Properties, Inc.	164,100	1,739,460
CYS Investments, Inc.	77,580	691,238
DCT Industrial Trust, Inc.	77,375	2,681,818
Digital Realty Trust, Inc.	47,700	3,146,292
Douglas Emmett, Inc.	21,300	634,953
Duke Realty LP	143,000	3,113,110
Dynex Capital, Inc.	68,000	575,960
EastGroup Properties, Inc.	4,100	246,574
Equity Lifestyle Properties, Inc.	103,900	5,709,305
Equity Residential (SBI)	42,013	3,271,132
Essex Property Trust, Inc.	26,272	6,039,933
Excel Trust, Inc.	112,828	1,581,849
Extra Space Storage, Inc.	70,400	4,756,928
Federal Realty Investment Trust (SBI)	26,146	3,848,953
FelCor Lodging Trust, Inc.	259,400	2,980,506
First Potomac Realty Trust	45,500	540,995
Five Oaks Investment Corp.	2,900	30,885
General Growth Properties, Inc.	48,600	1,436,130
Gramercy Property Trust, Inc.	22,550	632,979
Hatteras Financial Corp.	27,700	503,032
HCP, Inc.	131,213	5,669,714
Health Care REIT, Inc.	21,275	1,645,834
Host Hotels & Resorts, Inc.	81,381	1,642,269
Kite Realty Group Trust	66,383	1,870,009
Lexington Corporate Properties Trust	150,500	1,479,415
LTC Properties, Inc.	14,500	667,000
Medical Properties Trust, Inc.	33,500	493,790
MFA Financial, Inc.	577,766	4,541,241
Mid-America Apartment Communities, Inc.	22,800	1,761,756
Monmouth Real Estate Investment Corp. Class A	15,500	172,205
National Retail Properties, Inc.	9,300	381,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Senior Investment Group, Inc.	52,532	$ 873,607
New York (REIT), Inc.	68,700	719,976
Newcastle Investment Corp.	54,932	266,420
NorthStar Realty Finance Corp.	5,500	99,660
Piedmont Office Realty Trust, Inc. Class A	33,870	630,321
Post Properties, Inc.	12,000	683,160
Potlatch Corp.	14,500	580,580
Prologis, Inc.	45,968	2,002,366
Public Storage	21,084	4,156,500
Ramco-Gershenson Properties Trust (SBI)	21,100	392,460
Redwood Trust, Inc.	4,500	80,415
RLJ Lodging Trust	52,600	1,646,906
Sabra Health Care REIT, Inc.	51,300	1,700,595
Select Income (REIT)	18,566	463,964
Senior Housing Properties Trust (SBI)	143,100	3,175,389
Simon Property Group, Inc.	69,373	13,572,134
SL Green Realty Corp.	38,019	4,880,879
Store Capital Corp.	12,300	287,205
Sun Communities, Inc.	30,250	2,018,280
Sunstone Hotel Investors, Inc.	45,169	752,967
Taubman Centers, Inc.	45,300	3,493,989
Terreno Realty Corp.	88,967	2,028,448
The Macerich Co.	16,700	1,408,311
Two Harbors Investment Corp.	71,200	756,144
UDR, Inc.	121,500	4,134,645
Urban Edge Properties	89,373	2,118,140
Ventas, Inc.	72,647	5,304,684
Vornado Realty Trust	11,747	1,315,664
Washington REIT (SBI)	8,500	234,855
Weyerhaeuser Co.	26,000	861,900
WP Carey, Inc.	24,600	1,672,800
WP Glimcher, Inc.	159,061	2,645,184
		162,558,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	115,931	$ 2,958,559
Kennedy-Wilson Holdings, Inc.	28,000	731,920
		3,690,479
TOTAL FINANCIALS		166,772,539
TOTAL COMMON STOCKS (Cost $154,010,734)		176,556,124
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,160,700
Health Care REIT, Inc. Series I, 6.50% (a)	3,800	257,331
Lexington Corporate Properties Trust Series C, 6.50% (a)	15,900	783,075
		2,201,106
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	16,377	418,269
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	507,989
8.25%	500	12,540
American Capital Agency Corp. Series B, 7.75%	8,000	200,400
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	155,992
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	81,500	1
Series B, 9.25% (a)	233,544	2
American Homes 4 Rent:
Series A, 5.00%	24,600	637,140
Series B, 5.00%	1,800	46,350
Series C, 5.50%	19,392	504,580
American Realty Capital Properties, Inc. Series F, 6.70%	52,923	1,248,983
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	$ 902,176
Series C, 7.625%	2,324	58,611
Series D, 7.50%	13,671	344,099
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,054,593
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	348,848
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	287,099
Arbor Realty Trust, Inc.:
7.375%	12,320	309,355
Series A, 8.25%	8,989	229,669
Armour Residential REIT, Inc. Series B, 7.875%	5,645	135,254
Campus Crest Communities, Inc. Series A, 8.00%	2,396	60,691
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	261,365
Series E, 6.625%	3,000	76,230
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	311,943
Chesapeake Lodging Trust Series A, 7.75%	4,050	106,718
Coresite Realty Corp. Series A, 7.25%	14,176	368,576
CYS Investments, Inc. Series A, 7.75%	2,162	54,072
DDR Corp.:
Series J, 6.50%	13,519	345,275
Series K, 6.25%	5,623	143,668
Digital Realty Trust, Inc. Series G, 5.875%	6,286	152,498
Dynex Capital, Inc.:
Series A, 8.50%	20,755	525,932
Series B, 7.625%	10,545	253,291
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	788,711
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,882
Excel Trust, Inc. Series B, 8.125%	24,000	637,920
First Potomac Realty Trust 7.75%	22,008	562,304
General Growth Properties, Inc. Series A, 6.375%	3,847	98,099
Hatteras Financial Corp. Series A, 7.625%	16,340	396,245
Hudson Pacific Properties, Inc. 8.375%	11,698	305,903
Inland Real Estate Corp. Series B, 6.95%	9,000	228,150
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	162,415
Series B, 7.75%	19,500	477,750
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,017
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
Series F, 7.80%	17,116	$ 420,198
Series G, 7.65%	6,000	145,980
Kite Realty Group Trust 8.25%	900	23,319
LaSalle Hotel Properties Series I, 6.375%	4,963	125,068
LBA Realty Fund II Series B, 7.625%	27,795	639,271
MFA Financial, Inc.:
8.00%	11,262	293,713
Series B, 7.50%	64,227	1,601,115
National Retail Properties, Inc.:
5.70%	7,472	186,426
Series D, 6.625%	3,500	91,910
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	223,039
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	203,451
Series C, 8.875%	10,582	279,576
Series D, 8.50%	8,486	220,975
Series E, 8.75%	13,700	361,680
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,885
Series B, 8.00%	7,600	200,184
Series C, 6.50%	7,058	178,215
Pennsylvania (REIT) 7.375%	4,082	105,275
Prologis, Inc. Series Q, 8.54%	3,700	256,803
PS Business Parks, Inc.:
Series S, 6.45%	1,800	46,800
Series T, 6.00%	5,100	127,449
Series U, 5.75%	6,700	163,882
Public Storage 6.375%	4,000	107,520
RAIT Financial Trust:
7.125%	12,402	303,849
7.625%	8,860	207,235
Regency Centers Corp. Series 6, 6.625%	2,300	60,467
Saul Centers, Inc. Series C, 6.875%	14,926	392,703
Senior Housing Properties Trust 5.625%	7,800	194,220
Stag Industrial, Inc. Series A, 9.00%	40,000	1,100,000
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	262,381
Series C, 7.125%	6,788	175,334
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	15,940	$ 412,208
Taubman Centers, Inc. Series K, 6.25%	4,319	108,709
Terreno Realty Corp. Series A, 7.75%	5,000	130,700
UMH Properties, Inc. Series A, 8.25%	14,000	363,160
Urstadt Biddle Properties, Inc. 6.75%	6,500	169,065
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,643
Wells Fargo Real Estate Investment Corp. 6.375%	7,000	182,140
WP Glimcher, Inc.:
6.875%	702	18,863
7.50%	2,898	76,246
8.125%	3,562	89,228
		24,153,221
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	191,672
TOTAL FINANCIALS		24,344,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,763,162
TOTAL PREFERRED STOCKS (Cost $33,877,522)		26,964,268
Bank Loan Obligations - 0.8%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 316,347	298,948
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	163,762	145,749
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (f)	162,741	163,555
Cooper Hotel Group 12% 11/6/17	991,662	1,041,245
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	75,000	75,375
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	548,281	548,966
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	$ 233,475	$ 234,059
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	44,660	44,716
		2,552,613
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	394,164	393,671
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	278,588	277,891
TOTAL CONSUMER DISCRETIONARY		3,224,175
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (f)	240,000	242,100
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	159,600	161,595
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/10/15 (f)	1,884,869	1,884,869
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	14,168	14,027
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	1,238,092	1,238,092
		3,136,988
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	690,399	672,276
TOTAL FINANCIALS		3,809,264
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	$ 65,705	$ 66,033
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	605,885	611,186
		677,219
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	497,500	502,475
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	628,359	633,857
TOTAL INDUSTRIALS		1,136,332
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (f)	89,325	88,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	426,033	427,098
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	99,750	100,249
		527,347
TOTAL BANK LOAN OBLIGATIONS (Cost $9,837,342)		9,866,910
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $440,155,426)	36,926,685	272,888,200
Fixed-Income Funds - 26.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $310,436,421)	3,025,505	$ 319,463,073
Preferred Securities - 0.0%
Principal Amount (d)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $594,368)	$ 500,000	250
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $10,897,114)	10,897,114	10,897,114
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,319,966,799)		1,186,375,226
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,894,138
NET ASSETS - 100%		$ 1,188,269,364
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,053,411 or 2.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,783,585 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,494
Fidelity Commodity Strategy Central Fund	138,230
Fidelity Floating Rate Central Fund	7,753,041
Fidelity Securities Lending Cash Central Fund	143
Total	$ 7,899,908
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 276,896,754	$ 55,503,024	$ 4,976,438	$ 272,888,200	85.7%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	1,996,332	319,463,073	18.4%
Total	$ 597,697,748	$ 60,995,499	$ 6,972,770	$ 592,351,273
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,201,854	$ 418,269	$ -	$ 9,783,585
Financials	193,318,538	190,860,626	2,457,909	3
Corporate Bonds	24,265,066	-	23,690,545	574,521
U.S. Government and Government Agency Obligations	316,421,371	-	316,421,371	-
Asset-Backed Securities	8,025,753	-	5,283,499	2,742,254
Collateralized Mortgage Obligations	369,130	-	369,130	-
Commercial Mortgage Securities	20,657,967	-	17,203,725	3,454,242
Bank Loan Obligations	9,866,910	-	6,851,394	3,015,516
Commodity Funds	272,888,200	272,888,200	-	-
Fixed-Income Funds	319,463,073	319,463,073	-	-
Preferred Securities	250	-	-	250
Money Market Funds	10,897,114	10,897,114	-	-
Total Investments in Securities:	$ 1,186,375,226	$ 794,527,282	$ 372,277,573	$ 19,570,371
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 27,490,691
Net Realized Gain (Loss) on Investment Securities	827,425
Net Unrealized Gain (Loss) on Investment Securities	1,400,943
Cost of Purchases	68,539
Proceeds of Sales	(10,491,852)
Amortization/Accretion	279,615
Transfers into Level 3	1,280,557
Transfers out of Level 3	(1,285,547)
Ending Balance	$ 19,570,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 709,708

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $558,477,838)	$ 583,126,839
Fidelity Central Funds (cost $761,488,961)	603,248,387
Total Investments (cost $1,319,966,799)		$ 1,186,375,226
Cash		8,082
Receivable for investments sold		11,419,835
Receivable for fund shares sold		659,897
Dividends receivable		2,265,599
Interest receivable		1,508,975
Distributions receivable from Fidelity Central Funds		1,363
Prepaid expenses		1,387
Receivable from investment adviser		1,421
Other receivables		1,558
Total assets		1,202,243,343

Liabilities
Payable for investments purchased	$ 10,940,440
Payable for fund shares redeemed	1,989,351
Accrued management fee	560,784
Distribution and service plan fees payable	74,918
Other affiliated payables	230,924
Other payables and accrued expenses	177,562
Total liabilities		13,973,979

Net Assets		$ 1,188,269,364
Net Assets consist of:
Paid in capital		$ 1,575,233,932
Distributions in excess of net investment income		(860,506)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,512,489)
Net unrealized appreciation (depreciation) on investments		(133,591,573)
Net Assets		$ 1,188,269,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,594,779 ÷ 11,607,536 shares)	$ 9.01

Maximum offering price per share (100/96.00 of $9.01)	$ 9.39
Class T: Net Asset Value and redemption price per share ($18,461,694 ÷ 2,046,274 shares)	$ 9.02

Maximum offering price per share (100/96.00 of $9.02)	$ 9.40
Class B: Net Asset Value and offering price per share ($2,430,409 ÷ 270,755 shares)A	$ 8.98

Class C: Net Asset Value and offering price per share ($54,902,887 ÷ 6,155,309 shares)A	$ 8.92

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($597,072,837 ÷ 65,954,910 shares)	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,806,758 ÷ 45,472,297 shares)	$ 9.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015

Investment Income
Dividends		$ 3,651,744
Interest		(1,764,651)
Income from Fidelity Central Funds		7,899,908
Total income		9,787,001

Expenses
Management fee	$ 3,446,964
Transfer agent fees	973,395
Distribution and service plan fees	487,715
Accounting and security lending fees	251,746
Custodian fees and expenses	10,920
Independent trustees' compensation	2,623
Registration fees	41,762
Audit	92,665
Legal	2,503
Miscellaneous	32,956
Total expenses before reductions	5,343,249
Expense reductions	(1,212)	5,342,037
Net investment income (loss)		4,444,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,002,738
Fidelity Central Funds	(17,717)
Foreign currency transactions	(2,798)
Total net realized gain (loss)		10,982,223
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,952,659)
Assets and liabilities in foreign currencies	1,145
Total change in net unrealized appreciation (depreciation)		(30,951,514)
Net gain (loss)		(19,969,291)
Net increase (decrease) in net assets resulting from operations		$ (15,524,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,444,964	$ 25,997,619
Net realized gain (loss)	10,982,223	13,840,317
Change in net unrealized appreciation (depreciation)	(30,951,514)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(15,524,327)	29,433,900
Distributions to shareholders from net investment income	(13,985,508)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,637)	(9,672,762)
Total distributions	(18,358,145)	(35,714,133)
Share transactions - net increase (decrease)	17,416,985	(186,510,312)
Redemption fees	19,916	33,541
Total increase (decrease) in net assets	(16,445,571)	(192,757,004)

Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including distributions in excess of net investment income of $860,506 and undistributed net investment income of $8,680,038, respectively)	$ 1,188,269,364	$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.025	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	(.137)	.004	(.452)	.940	.101	.840
Total from investment operations	(.112)	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.128) H	(.214)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.01	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnB, C, D	(1.23)%	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05%A	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%A	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%A	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	.55%A	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,595	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) E	.024	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	(.146)	.015	(.451)	.940	.099	.841
Total from investment operations	(.122)	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.127) H	(.211)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.02	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnB, C, D	(1.33)%	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	.53%A	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,462	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) E	(.005)	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	(.141)	.009	(.444)	.940	.099	.845
Total from investment operations	(.146)	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.062)	(.110)	(.106)	(.061) H	(.131)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.98	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnB, C, D	(1.60)%	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%A	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.71%A	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.71%A	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	(.12)% A	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) E	(.010)	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	(.141)	.011	(.449)	.933	.107	.838
Total from investment operations	(.151)	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.057)	(.104)	(.105)	(.058) H	(.135)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.92	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnB, C, D	(1.66)%	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%A	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	(.22)%A	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,903	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) D	.037	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	(.145)	.005	(.451)	.941	.098	.846
Total from investment operations	(.108)	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.110)	(.198)	(.206)	(.154) G	(.250)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.142)	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.05	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnB, C	(1.18)%	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.79%A	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.79%A	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	.81%A	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,073	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
March 31,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) D	.037	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	(.146)	.005	(.450)	.947	.099	.848
Total from investment operations	(.109)	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.109)	(.191)	(.199)	(.150) G	(.247)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.141)	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.03	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnB, C	(1.19)%	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.79%A	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.79%A	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	.81%A	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,807	$ 368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors

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Investment Valuation - continued

that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 2,742,254	Discounted cash flow	Yield	5.4% - 10.0% / 6.6%	Decrease
		Expected distribution	Recovery rate	0.0% - 35.0% / 35.0%	Increase
Bank Loan Obligations	$ 2,926,113	Discounted cash flow	Yield	8.8% - 10.0% / 9.2%	Decrease
Commercial Mortgage Securities	$ 38,461	Discounted cash flow	Yield	7.0%	Decrease
Corporate Bonds	$ 574,521	Discounted cash flow	Discount rate	20.0%	Decrease

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Investment Valuation - continued

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 9,783,588	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0.0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

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Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,341,424
Gross unrealized depreciation	(192,796,257)
Net unrealized appreciation (depreciation) on securities	$ (139,454,833)

Tax cost	$ 1,325,830,059

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total with expiration	(235,014,848)

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Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government Securities, aggregated $114,432,380 and $85,839,177, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,714	$ 1,374
Class T	-%	.25%	25,349	-
Class B	.65%	.25%	12,888	9,318
Class C	.75%	.25%	304,764	21,963
			$ 487,715	$ 32,655

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,269
Class T	608
Class B*	1,177
Class C*	2,072
$ 7,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 96,185.17
Class T	18,727.19
Class B	2,532.18
Class C	54,425.18
Strategic Real Return	500,421.16
Institutional Class	301,105.15
	$ 973,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

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Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $708 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $310 for the period.

In addition, the investment adviser reimbursed a portion of Strategic Real Return expenses during the period in the amount of $902.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class A	$ 1,253,221	$ 2,676,040
Class T	216,627	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	7,507,238	13,740,970
Institutional Class	4,588,327	8,287,915
Total	$ 13,985,508	$ 26,041,371
From net realized gain
Class A	$ 409,296	$ 1,111,868
Class T	71,354	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Institutional Class	1,426,614	3,083,568
Total	$ 4,372,637	$ 9,672,762

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10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class A
Shares sold	517,853	1,998,605	$ 4,734,538	$ 18,835,889
Reinvestment of distributions	173,536	331,211	1,587,510	3,077,313
Shares redeemed	(2,384,584)	(7,198,466)	(21,755,262)	(67,252,488)
Net increase (decrease)	(1,693,195)	(4,868,650)	$ (15,433,214)	$ (45,339,286)
Class T
Shares sold	61,979	174,275	$ 568,255	$ 1,649,502
Reinvestment of distributions	29,442	59,078	269,623	549,145
Shares redeemed	(325,065)	(664,769)	(2,962,108)	(6,229,787)
Net increase (decrease)	(233,644)	(431,416)	$ (2,124,230)	$ (4,031,140)
Class B
Shares sold	4,709	6,635	$ 43,111	$ 61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(70,549)	(139,609)	(639,246)	(1,309,958)
Net increase (decrease)	(62,798)	(126,019)	$ (568,388)	$ (1,184,303)
Class C
Shares sold	162,734	742,879	$ 1,481,294	$ 6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(1,569,729)	(2,719,616)	(14,251,622)	(25,190,522)
Net increase (decrease)	(1,342,974)	(1,832,278)	$ (12,189,678)	$ (16,887,812)
Strategic Real Return
Shares sold	12,006,453	14,778,557	$ 110,750,917	$ 140,256,686
Reinvestment of distributions	1,014,454	1,884,781	9,320,787	17,588,928
Shares redeemed	(13,795,584)	(22,584,398)	(126,069,677)	(212,624,113)
Net increase (decrease)	(774,677)	(5,921,060)	$ (5,997,973)	$ (54,778,499)

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	8,768,166	10,563,994	$ 80,993,805	$ 99,455,631
Reinvestment of distributions	579,631	1,056,952	5,311,533	9,832,745
Shares redeemed	(3,558,796)	(18,310,993)	(32,574,870)	(173,577,648)
Net increase (decrease)	5,789,001	(6,690,047)	$ 53,730,468	$ (64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

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RRS-USAN-0515
1.814962.109

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Fidelity Advisor®

Strategic Real Return

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic Real
Return Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 987.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.07%
Actual		$ 1,000.00	$ 986.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class B	1.71%
Actual		$ 1,000.00	$ 984.00	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Class C	1.81%
Actual		$ 1,000.00	$ 983.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.79%
Actual		$ 1,000.00	$ 988.20	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.79%
Actual		$ 1,000.00	$ 988.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2015	As of September 30, 2014
Commodity Related Investments*	23.0%	23.0%
Inflation-Protected Investments	26.6%	27.6%
Floating Rate High Yield**	26.9%	26.6%
Real Estate Related Investments	22.4%	21.9%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 26.6%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA 0.0%	AAA 0.0%
AA 0.2%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.8%
BB and Below 25.9%	BB and Below 24.6%
Not Rated 1.6%	Not Rated 2.8%
Equities† 40.3%	Equities†† 39.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

†Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	Stocks 17.3%		Stocks 16.4%
	U.S. Government and U.S. Government Agency Obligations 26.6%		U.S. Government and U.S. Government Agency Obligations 27.6%
	Corporate Bonds 2.3%		Corporate Bonds 2.4%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	Bank Loan Obligations 25.2%		Bank Loan Obligations 24.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.7%
	Other Investments† 23.0%		Other Investments†† 23.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	3.6%	** Foreign investments	3.8%

* U.S. Treasury Inflation-Indexed Securities	26.6%	** U.S. Treasury Inflation-Indexed Securities	27.6%
† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (e)		$ 590,000	$ 583,068
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	701,750
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,925
RAIT Financial Trust 4% 10/1/33		1,065,000	907,913
Redwood Trust, Inc. 4.625% 4/15/18		350,000	346,281
Resource Capital Corp.:
6% 12/1/18		120,000	109,650
8% 1/15/20		300,000	292,118
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	99,938
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	125,100
Starwood Waypoint Residential 4.5% 10/15/17 (e)		70,000	71,881
			2,876,556
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		990,000	952,875
TOTAL FINANCIALS			4,412,499
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		250,000	248,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		538,246	697,625
			945,750
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		255,000	232,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		180,000	186,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	197,978
KB Home:
8% 3/15/20		140,000	151,200
9.1% 9/15/17		205,000	229,600
Lennar Corp.:
4.125% 12/1/18		260,000	263,900
5.6% 5/31/15		284,000	284,710
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. 8.625% 11/15/18		$ 1,181,000	$ 1,225,288
Meritage Homes Corp. 7% 4/1/22		470,000	504,075
Ryland Group, Inc. 8.4% 5/15/17		129,000	144,158
Standard Pacific Corp.:
5.875% 11/15/24		120,000	123,300
8.375% 5/15/18		1,403,000	1,602,928
10.75% 9/15/16		176,000	196,680
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	303,100
			5,645,267
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)		45,000	47,138
TOTAL CONSUMER DISCRETIONARY			6,638,155
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	53,488
Camden Property Trust 5% 6/15/15		265,000	267,265
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	221,174
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	656,022
9.625% 3/15/16		526,000	567,294
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	309,750
Equity One, Inc.:
5.375% 10/15/15		95,000	97,075
6% 9/15/16		189,000	200,620
6.25% 1/15/17		189,000	203,173
Health Care Property Investors, Inc.:
6.3% 9/15/16		900,000	965,035
7.072% 6/8/15		95,000	96,090
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	177,310
6.5% 1/17/17		119,000	129,420
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,472
6.7% 1/15/18		189,000	207,960
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
6.05% 4/15/15		$ 618,000	$ 618,773
7.125% 2/15/18		265,000	282,225
9% 6/1/17		395,000	434,026
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	515,513
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	184,059
National Retail Properties, Inc. 6.875% 10/15/17		379,000	424,312
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (e)		83,000	81,560
Potlatch Corp. 7.5% 11/1/19		189,000	215,460
Prologis LP 7.625% 7/1/17		297,000	331,172
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	229,421
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,845
4.75% 5/1/24		163,000	169,163
6.75% 4/15/20		134,000	152,778
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	195,066
			8,523,621
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	197,687
CBRE Group, Inc.:
5% 3/15/23		270,000	282,150
5.25% 3/15/25		120,000	129,000
Excel Trust LP 4.625% 5/15/24		96,000	100,737
First Industrial LP 5.75% 1/15/16		189,000	195,778
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)		570,000	550,050
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	361,388
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	110,275
Mid-America Apartments LP 6.05% 9/1/16		284,000	303,102
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		190,000	192,375
Regency Centers LP 5.875% 6/15/17		114,000	124,604
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,646
			2,697,792
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		$ 220,000	$ 229,900
Ocwen Financial Corp. 6.625% 5/15/19 (e)		270,000	233,550
Wrightwood Capital LLC 1.9% 4/20/20 (c)		39,622	574,521
			1,037,971
TOTAL FINANCIALS			12,259,384
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	64,200
7.75% 2/15/19		195,000	203,288
			267,488
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	127,950
TOTAL HEALTH CARE			395,438
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	169,538
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	390,052
TOTAL NONCONVERTIBLE BONDS			19,852,567
TOTAL CORPORATE BONDS (Cost $22,692,357)			24,265,066
U.S. Treasury Inflation-Protected Obligations - 26.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,675,946	4,600,686
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,170,812	$ 8,294,657
0.75% 2/15/45		5,315,000	5,385,823
1.375% 2/15/44		2,234,194	2,635,695
1.75% 1/15/28		2,650,594	3,109,123
2% 1/15/26		10,489,170	12,452,873
2.125% 2/15/40		2,258,794	3,024,760
2.125% 2/15/41		4,222,910	5,710,362
2.375% 1/15/25		10,165,530	12,345,071
2.375% 1/15/27		9,602,563	11,870,015
2.5% 1/15/29		5,592,867	7,163,048
3.625% 4/15/28		5,161,361	7,298,439
3.875% 4/15/29		5,902,608	8,688,785
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		9,430,643	9,531,548
0.125% 4/15/17		14,456,748	14,725,590
0.125% 4/15/18		15,923,565	16,255,642
0.125% 4/15/19		2,000,000	2,035,137
0.125% 1/15/22		18,741,146	18,928,566
0.125% 7/15/22		12,246,174	12,395,459
0.125% 1/15/23		12,960,000	13,034,831
0.125% 7/15/24		12,600,000	12,426,696
0.25% 1/15/25		5,900,000	5,876,151
0.375% 7/15/23		11,649,300	11,965,070
0.625% 7/15/21		11,376,159	11,941,474
0.625% 1/15/24		5,258,453	5,488,156
1.125% 1/15/21		19,043,517	20,470,569
1.25% 7/15/20		9,314,608	10,110,765
1.375% 7/15/18		3,834,414	4,105,564
1.375% 1/15/20		7,336,131	7,940,248
1.625% 1/15/18		8,458,252	9,015,358
1.875% 7/15/19		3,453,305	3,812,447
2% 1/15/16		335,588	344,371
2.125% 1/15/19		1,719,877	1,894,311
2.375% 1/15/17		10,667,582	11,308,562
2.5% 7/15/16		5,822,074	6,119,131
2.625% 7/15/17		12,993,565	14,116,388
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $309,601,550)			316,421,371
Asset-Backed Securities - 0.7%
		Principal Amount (d)	Value
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)		$ 330,000	$ 359,080
Series 2015-SFR1 Class E, 5.639% 4/17/52 (e)		100,000	102,849
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		821,216	847,577
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	269,711
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	398,702
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		462,183	442,725
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		271,434	265,391
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6266% 11/28/39 (e)(f)		959,580	96
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.923% 6/17/31 (e)(f)		140,000	140,541
Series 2014-SFR3:
Class E, 4.675% 12/17/31 (e)(f)		160,000	164,766
Class F, 5.175% 12/17/31 (e)(f)		100,000	103,158
Series 2015-SFR2 Class E, 3.328% 6/17/32 (e)(f)		100,000	100,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		705,971	346,271
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (f)		1,900,000	2,008,232
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	25,020
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.723% 1/17/32 (e)(f)		149,000	152,201
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9051% 2/5/36 (e)(f)		323,960	32
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (e)(f)		1,267,532	1,245,351
Class F, 2.2115% 11/21/40 (e)(f)		1,500,000	1,054,050
TOTAL ASSET-BACKED SECURITIES (Cost $8,647,936)			8,025,753
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8696% 1/25/19 (e)(f)		13,557	7,602
Class B4, 4.8696% 1/25/19 (e)(f)		27,113	13,972
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3543% 12/25/46 (e)(f)		$ 189,000	$ 211,429
Series 2010-K7 Class B, 5.4405% 4/25/20 (e)(f)		95,000	107,558
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		27,667	28,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,580)			369,130
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3033% 11/10/42 (f)		246,272	246,029
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.435% 3/11/39 (f)		568,000	581,107
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9025% 8/15/29 (e)(f)		1,000,000	996,463
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.175% 11/15/19 (e)(f)		150,000	150,319
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1562% 2/15/31 (e)(f)		231,000	229,260
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	404,364
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (e)(f)		250,000	254,398
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,253,371
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	268,185
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	174,787
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	166,770
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	81,814
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	278,733
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	1,192,121
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)		250,000	204,345
Series 2013-CR10 Class D, 4.7939% 8/10/46 (e)(f)		200,000	199,803
Series 2013-CR12 Class D, 5.0852% 10/10/46 (e)(f)		250,000	256,182
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.3083% 5/10/43 (e)(f)		200,000	203,878
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		114,278	117,811
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)		$ 100,000	$ 96,475
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5574% 11/10/46 (e)(f)		580,000	637,506
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (f)(h)		1,156,048	149,438
Series K012 Class X3, 2.287% 1/25/41 (f)(h)		665,148	76,372
Series K013 Class X3, 2.8069% 1/25/43 (f)(h)		1,124,000	159,430
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)		139,000	132,744
Class FFX, 3.3822% 12/15/19 (e)		244,000	228,428
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)		124,111	132,542
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (e)(f)		153,000	145,190
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (f)		500,000	569,048
Class D, 5.7229% 5/10/45 (e)(f)		500,000	536,974
Series 2012-GCJ9 Class D, 4.8546% 11/10/45 (e)(f)		157,000	159,345
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)		269,000	213,508
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4245% 7/15/29 (e)(f)		120,000	118,649
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (e)(f)		200,000	205,441
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.446% 12/5/27 (e)(f)		641,000	771,879
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,045,712
Series 2010-CNTR Class D, 6.1845% 8/5/32 (e)(f)		284,000	334,345
Series 2012-CBX Class G 4% 6/15/45 (e)		151,000	117,387
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.775% 6/15/29 (e)(f)		319,000	318,616
Class F, 4.175% 6/15/29 (e)(f)		357,000	354,884
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8576% 6/15/38 (f)		589,000	617,445
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.335% 6/25/43 (e)(f)		365,500	369,046
Series 2014-2 Class E, 5.0949% 1/20/41 (e)(f)		192,000	161,670
Mach One Trust LLC Series 2004-1A Class H, 6.1514% 5/28/40 (e)(f)		120,000	121,200
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7681% 10/15/46 (e)(f)		250,000	249,713
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 932,584
Series 1997-RR Class F, 7.435% 4/30/39 (e)(f)		38,365	38,461
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,285	377,692
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	802,827
Series 2011-C2:
Class D, 5.3037% 6/15/44 (e)(f)		358,000	392,168
Class E, 5.3037% 6/15/44 (e)(f)		454,000	488,312
Class F, 5.3037% 6/15/44 (e)(f)		343,000	333,804
Class XB, 0.4587% 6/15/44 (e)(f)(h)		12,067,221	331,849
Series 2011-C3 Class G, 5.1827% 7/15/49 (e)(f)		111,000	101,970
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)		128,000	128,196
Class F, 5% 2/5/30 (e)		312,000	304,401
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		258,388	337,042
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	489,786
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5431% 5/10/45 (e)(f)		120,000	126,063
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1816% 3/15/45 (e)(f)		220,000	190,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,903,449)			20,657,967
Common Stocks - 14.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(i)	6,300	9,783,585
FINANCIALS - 14.1%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	523,633
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	130,744	4,560,351
Alexandria Real Estate Equities, Inc.	47,735	4,679,939
American Campus Communities, Inc.	80,200	3,438,174
American Realty Capital Properties, Inc.	31,100	306,335
American Tower Corp.	6,400	602,560
Annaly Capital Management, Inc.	35,500	369,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	63,600	$ 323,724
Apartment Investment & Management Co. Class A	42,000	1,653,120
Arbor Realty Trust, Inc.	48,800	340,624
Ashford Hospitality Prime, Inc.	47,900	803,283
AvalonBay Communities, Inc.	18,809	3,277,468
Boston Properties, Inc.	50,601	7,108,428
Camden Property Trust (SBI)	31,300	2,445,469
CBL & Associates Properties, Inc.	84,770	1,678,446
Cedar Shopping Centers, Inc.	151,523	1,134,907
Chambers Street Properties	49,691	391,565
Cousins Properties, Inc.	164,100	1,739,460
CYS Investments, Inc.	77,580	691,238
DCT Industrial Trust, Inc.	77,375	2,681,818
Digital Realty Trust, Inc.	47,700	3,146,292
Douglas Emmett, Inc.	21,300	634,953
Duke Realty LP	143,000	3,113,110
Dynex Capital, Inc.	68,000	575,960
EastGroup Properties, Inc.	4,100	246,574
Equity Lifestyle Properties, Inc.	103,900	5,709,305
Equity Residential (SBI)	42,013	3,271,132
Essex Property Trust, Inc.	26,272	6,039,933
Excel Trust, Inc.	112,828	1,581,849
Extra Space Storage, Inc.	70,400	4,756,928
Federal Realty Investment Trust (SBI)	26,146	3,848,953
FelCor Lodging Trust, Inc.	259,400	2,980,506
First Potomac Realty Trust	45,500	540,995
Five Oaks Investment Corp.	2,900	30,885
General Growth Properties, Inc.	48,600	1,436,130
Gramercy Property Trust, Inc.	22,550	632,979
Hatteras Financial Corp.	27,700	503,032
HCP, Inc.	131,213	5,669,714
Health Care REIT, Inc.	21,275	1,645,834
Host Hotels & Resorts, Inc.	81,381	1,642,269
Kite Realty Group Trust	66,383	1,870,009
Lexington Corporate Properties Trust	150,500	1,479,415
LTC Properties, Inc.	14,500	667,000
Medical Properties Trust, Inc.	33,500	493,790
MFA Financial, Inc.	577,766	4,541,241
Mid-America Apartment Communities, Inc.	22,800	1,761,756
Monmouth Real Estate Investment Corp. Class A	15,500	172,205
National Retail Properties, Inc.	9,300	381,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Senior Investment Group, Inc.	52,532	$ 873,607
New York (REIT), Inc.	68,700	719,976
Newcastle Investment Corp.	54,932	266,420
NorthStar Realty Finance Corp.	5,500	99,660
Piedmont Office Realty Trust, Inc. Class A	33,870	630,321
Post Properties, Inc.	12,000	683,160
Potlatch Corp.	14,500	580,580
Prologis, Inc.	45,968	2,002,366
Public Storage	21,084	4,156,500
Ramco-Gershenson Properties Trust (SBI)	21,100	392,460
Redwood Trust, Inc.	4,500	80,415
RLJ Lodging Trust	52,600	1,646,906
Sabra Health Care REIT, Inc.	51,300	1,700,595
Select Income (REIT)	18,566	463,964
Senior Housing Properties Trust (SBI)	143,100	3,175,389
Simon Property Group, Inc.	69,373	13,572,134
SL Green Realty Corp.	38,019	4,880,879
Store Capital Corp.	12,300	287,205
Sun Communities, Inc.	30,250	2,018,280
Sunstone Hotel Investors, Inc.	45,169	752,967
Taubman Centers, Inc.	45,300	3,493,989
Terreno Realty Corp.	88,967	2,028,448
The Macerich Co.	16,700	1,408,311
Two Harbors Investment Corp.	71,200	756,144
UDR, Inc.	121,500	4,134,645
Urban Edge Properties	89,373	2,118,140
Ventas, Inc.	72,647	5,304,684
Vornado Realty Trust	11,747	1,315,664
Washington REIT (SBI)	8,500	234,855
Weyerhaeuser Co.	26,000	861,900
WP Carey, Inc.	24,600	1,672,800
WP Glimcher, Inc.	159,061	2,645,184
		162,558,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	115,931	$ 2,958,559
Kennedy-Wilson Holdings, Inc.	28,000	731,920
		3,690,479
TOTAL FINANCIALS		166,772,539
TOTAL COMMON STOCKS (Cost $154,010,734)		176,556,124
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,160,700
Health Care REIT, Inc. Series I, 6.50% (a)	3,800	257,331
Lexington Corporate Properties Trust Series C, 6.50% (a)	15,900	783,075
		2,201,106
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	16,377	418,269
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	507,989
8.25%	500	12,540
American Capital Agency Corp. Series B, 7.75%	8,000	200,400
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	155,992
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	81,500	1
Series B, 9.25% (a)	233,544	2
American Homes 4 Rent:
Series A, 5.00%	24,600	637,140
Series B, 5.00%	1,800	46,350
Series C, 5.50%	19,392	504,580
American Realty Capital Properties, Inc. Series F, 6.70%	52,923	1,248,983
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	$ 902,176
Series C, 7.625%	2,324	58,611
Series D, 7.50%	13,671	344,099
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,054,593
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	348,848
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	287,099
Arbor Realty Trust, Inc.:
7.375%	12,320	309,355
Series A, 8.25%	8,989	229,669
Armour Residential REIT, Inc. Series B, 7.875%	5,645	135,254
Campus Crest Communities, Inc. Series A, 8.00%	2,396	60,691
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	261,365
Series E, 6.625%	3,000	76,230
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	311,943
Chesapeake Lodging Trust Series A, 7.75%	4,050	106,718
Coresite Realty Corp. Series A, 7.25%	14,176	368,576
CYS Investments, Inc. Series A, 7.75%	2,162	54,072
DDR Corp.:
Series J, 6.50%	13,519	345,275
Series K, 6.25%	5,623	143,668
Digital Realty Trust, Inc. Series G, 5.875%	6,286	152,498
Dynex Capital, Inc.:
Series A, 8.50%	20,755	525,932
Series B, 7.625%	10,545	253,291
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	788,711
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,882
Excel Trust, Inc. Series B, 8.125%	24,000	637,920
First Potomac Realty Trust 7.75%	22,008	562,304
General Growth Properties, Inc. Series A, 6.375%	3,847	98,099
Hatteras Financial Corp. Series A, 7.625%	16,340	396,245
Hudson Pacific Properties, Inc. 8.375%	11,698	305,903
Inland Real Estate Corp. Series B, 6.95%	9,000	228,150
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	162,415
Series B, 7.75%	19,500	477,750
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,017
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
Series F, 7.80%	17,116	$ 420,198
Series G, 7.65%	6,000	145,980
Kite Realty Group Trust 8.25%	900	23,319
LaSalle Hotel Properties Series I, 6.375%	4,963	125,068
LBA Realty Fund II Series B, 7.625%	27,795	639,271
MFA Financial, Inc.:
8.00%	11,262	293,713
Series B, 7.50%	64,227	1,601,115
National Retail Properties, Inc.:
5.70%	7,472	186,426
Series D, 6.625%	3,500	91,910
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	223,039
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	203,451
Series C, 8.875%	10,582	279,576
Series D, 8.50%	8,486	220,975
Series E, 8.75%	13,700	361,680
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,885
Series B, 8.00%	7,600	200,184
Series C, 6.50%	7,058	178,215
Pennsylvania (REIT) 7.375%	4,082	105,275
Prologis, Inc. Series Q, 8.54%	3,700	256,803
PS Business Parks, Inc.:
Series S, 6.45%	1,800	46,800
Series T, 6.00%	5,100	127,449
Series U, 5.75%	6,700	163,882
Public Storage 6.375%	4,000	107,520
RAIT Financial Trust:
7.125%	12,402	303,849
7.625%	8,860	207,235
Regency Centers Corp. Series 6, 6.625%	2,300	60,467
Saul Centers, Inc. Series C, 6.875%	14,926	392,703
Senior Housing Properties Trust 5.625%	7,800	194,220
Stag Industrial, Inc. Series A, 9.00%	40,000	1,100,000
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	262,381
Series C, 7.125%	6,788	175,334
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	15,940	$ 412,208
Taubman Centers, Inc. Series K, 6.25%	4,319	108,709
Terreno Realty Corp. Series A, 7.75%	5,000	130,700
UMH Properties, Inc. Series A, 8.25%	14,000	363,160
Urstadt Biddle Properties, Inc. 6.75%	6,500	169,065
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,643
Wells Fargo Real Estate Investment Corp. 6.375%	7,000	182,140
WP Glimcher, Inc.:
6.875%	702	18,863
7.50%	2,898	76,246
8.125%	3,562	89,228
		24,153,221
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	191,672
TOTAL FINANCIALS		24,344,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,763,162
TOTAL PREFERRED STOCKS (Cost $33,877,522)		26,964,268
Bank Loan Obligations - 0.8%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 316,347	298,948
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	163,762	145,749
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (f)	162,741	163,555
Cooper Hotel Group 12% 11/6/17	991,662	1,041,245
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	75,000	75,375
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	548,281	548,966
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	$ 233,475	$ 234,059
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	44,660	44,716
		2,552,613
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	394,164	393,671
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	278,588	277,891
TOTAL CONSUMER DISCRETIONARY		3,224,175
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (f)	240,000	242,100
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	159,600	161,595
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/10/15 (f)	1,884,869	1,884,869
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	14,168	14,027
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	1,238,092	1,238,092
		3,136,988
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	690,399	672,276
TOTAL FINANCIALS		3,809,264
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	$ 65,705	$ 66,033
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	605,885	611,186
		677,219
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	497,500	502,475
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	628,359	633,857
TOTAL INDUSTRIALS		1,136,332
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (f)	89,325	88,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	426,033	427,098
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	99,750	100,249
		527,347
TOTAL BANK LOAN OBLIGATIONS (Cost $9,837,342)		9,866,910
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $440,155,426)	36,926,685	272,888,200
Fixed-Income Funds - 26.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $310,436,421)	3,025,505	$ 319,463,073
Preferred Securities - 0.0%
Principal Amount (d)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $594,368)	$ 500,000	250
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $10,897,114)	10,897,114	10,897,114
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,319,966,799)		1,186,375,226
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,894,138
NET ASSETS - 100%		$ 1,188,269,364
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,053,411 or 2.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,783,585 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,494
Fidelity Commodity Strategy Central Fund	138,230
Fidelity Floating Rate Central Fund	7,753,041
Fidelity Securities Lending Cash Central Fund	143
Total	$ 7,899,908
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 276,896,754	$ 55,503,024	$ 4,976,438	$ 272,888,200	85.7%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	1,996,332	319,463,073	18.4%
Total	$ 597,697,748	$ 60,995,499	$ 6,972,770	$ 592,351,273
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,201,854	$ 418,269	$ -	$ 9,783,585
Financials	193,318,538	190,860,626	2,457,909	3
Corporate Bonds	24,265,066	-	23,690,545	574,521
U.S. Government and Government Agency Obligations	316,421,371	-	316,421,371	-
Asset-Backed Securities	8,025,753	-	5,283,499	2,742,254
Collateralized Mortgage Obligations	369,130	-	369,130	-
Commercial Mortgage Securities	20,657,967	-	17,203,725	3,454,242
Bank Loan Obligations	9,866,910	-	6,851,394	3,015,516
Commodity Funds	272,888,200	272,888,200	-	-
Fixed-Income Funds	319,463,073	319,463,073	-	-
Preferred Securities	250	-	-	250
Money Market Funds	10,897,114	10,897,114	-	-
Total Investments in Securities:	$ 1,186,375,226	$ 794,527,282	$ 372,277,573	$ 19,570,371
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 27,490,691
Net Realized Gain (Loss) on Investment Securities	827,425
Net Unrealized Gain (Loss) on Investment Securities	1,400,943
Cost of Purchases	68,539
Proceeds of Sales	(10,491,852)
Amortization/Accretion	279,615
Transfers into Level 3	1,280,557
Transfers out of Level 3	(1,285,547)
Ending Balance	$ 19,570,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 709,708

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $558,477,838)	$ 583,126,839
Fidelity Central Funds (cost $761,488,961)	603,248,387
Total Investments (cost $1,319,966,799)		$ 1,186,375,226
Cash		8,082
Receivable for investments sold		11,419,835
Receivable for fund shares sold		659,897
Dividends receivable		2,265,599
Interest receivable		1,508,975
Distributions receivable from Fidelity Central Funds		1,363
Prepaid expenses		1,387
Receivable from investment adviser		1,421
Other receivables		1,558
Total assets		1,202,243,343

Liabilities
Payable for investments purchased	$ 10,940,440
Payable for fund shares redeemed	1,989,351
Accrued management fee	560,784
Distribution and service plan fees payable	74,918
Other affiliated payables	230,924
Other payables and accrued expenses	177,562
Total liabilities		13,973,979

Net Assets		$ 1,188,269,364
Net Assets consist of:
Paid in capital		$ 1,575,233,932
Distributions in excess of net investment income		(860,506)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,512,489)
Net unrealized appreciation (depreciation) on investments		(133,591,573)
Net Assets		$ 1,188,269,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,594,779 ÷ 11,607,536 shares)	$ 9.01

Maximum offering price per share (100/96.00 of $9.01)	$ 9.39
Class T: Net Asset Value and redemption price per share ($18,461,694 ÷ 2,046,274 shares)	$ 9.02

Maximum offering price per share (100/96.00 of $9.02)	$ 9.40
Class B: Net Asset Value and offering price per share ($2,430,409 ÷ 270,755 shares)A	$ 8.98

Class C: Net Asset Value and offering price per share ($54,902,887 ÷ 6,155,309 shares)A	$ 8.92

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($597,072,837 ÷ 65,954,910 shares)	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,806,758 ÷ 45,472,297 shares)	$ 9.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015

Investment Income
Dividends		$ 3,651,744
Interest		(1,764,651)
Income from Fidelity Central Funds		7,899,908
Total income		9,787,001

Expenses
Management fee	$ 3,446,964
Transfer agent fees	973,395
Distribution and service plan fees	487,715
Accounting and security lending fees	251,746
Custodian fees and expenses	10,920
Independent trustees' compensation	2,623
Registration fees	41,762
Audit	92,665
Legal	2,503
Miscellaneous	32,956
Total expenses before reductions	5,343,249
Expense reductions	(1,212)	5,342,037
Net investment income (loss)		4,444,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,002,738
Fidelity Central Funds	(17,717)
Foreign currency transactions	(2,798)
Total net realized gain (loss)		10,982,223
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,952,659)
Assets and liabilities in foreign currencies	1,145
Total change in net unrealized appreciation (depreciation)		(30,951,514)
Net gain (loss)		(19,969,291)
Net increase (decrease) in net assets resulting from operations		$ (15,524,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,444,964	$ 25,997,619
Net realized gain (loss)	10,982,223	13,840,317
Change in net unrealized appreciation (depreciation)	(30,951,514)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(15,524,327)	29,433,900
Distributions to shareholders from net investment income	(13,985,508)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,637)	(9,672,762)
Total distributions	(18,358,145)	(35,714,133)
Share transactions - net increase (decrease)	17,416,985	(186,510,312)
Redemption fees	19,916	33,541
Total increase (decrease) in net assets	(16,445,571)	(192,757,004)

Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including distributions in excess of net investment income of $860,506 and undistributed net investment income of $8,680,038, respectively)	$ 1,188,269,364	$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.025	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	(.137)	.004	(.452)	.940	.101	.840
Total from investment operations	(.112)	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.128) H	(.214)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.01	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnB, C, D	(1.23)%	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05%A	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%A	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%A	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	.55%A	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,595	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) E	.024	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	(.146)	.015	(.451)	.940	.099	.841
Total from investment operations	(.122)	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.127) H	(.211)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.02	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnB, C, D	(1.33)%	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	.53%A	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,462	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) E	(.005)	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	(.141)	.009	(.444)	.940	.099	.845
Total from investment operations	(.146)	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.062)	(.110)	(.106)	(.061) H	(.131)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.98	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnB, C, D	(1.60)%	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%A	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.71%A	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.71%A	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	(.12)% A	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) E	(.010)	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	(.141)	.011	(.449)	.933	.107	.838
Total from investment operations	(.151)	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.057)	(.104)	(.105)	(.058) H	(.135)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.92	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnB, C, D	(1.66)%	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%A	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	(.22)%A	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,903	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) D	.037	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	(.145)	.005	(.451)	.941	.098	.846
Total from investment operations	(.108)	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.110)	(.198)	(.206)	(.154) G	(.250)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.142)	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.05	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnB, C	(1.18)%	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.79%A	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.79%A	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	.81%A	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,073	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
March 31,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) D	.037	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	(.146)	.005	(.450)	.947	.099	.848
Total from investment operations	(.109)	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.109)	(.191)	(.199)	(.150) G	(.247)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.141)	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.03	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnB, C	(1.19)%	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.79%A	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.79%A	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	.81%A	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,807	$ 368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 2,742,254	Discounted cash flow	Yield	5.4% - 10.0% / 6.6%	Decrease
		Expected distribution	Recovery rate	0.0% - 35.0% / 35.0%	Increase
Bank Loan Obligations	$ 2,926,113	Discounted cash flow	Yield	8.8% - 10.0% / 9.2%	Decrease
Commercial Mortgage Securities	$ 38,461	Discounted cash flow	Yield	7.0%	Decrease
Corporate Bonds	$ 574,521	Discounted cash flow	Discount rate	20.0%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 9,783,588	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0.0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,341,424
Gross unrealized depreciation	(192,796,257)
Net unrealized appreciation (depreciation) on securities	$ (139,454,833)

Tax cost	$ 1,325,830,059

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total with expiration	(235,014,848)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government Securities, aggregated $114,432,380 and $85,839,177, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,714	$ 1,374
Class T	-%	.25%	25,349	-
Class B	.65%	.25%	12,888	9,318
Class C	.75%	.25%	304,764	21,963
			$ 487,715	$ 32,655

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,269
Class T	608
Class B*	1,177
Class C*	2,072
$ 7,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 96,185.17
Class T	18,727.19
Class B	2,532.18
Class C	54,425.18
Strategic Real Return	500,421.16
Institutional Class	301,105.15
	$ 973,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $708 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $310 for the period.

In addition, the investment adviser reimbursed a portion of Strategic Real Return expenses during the period in the amount of $902.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class A	$ 1,253,221	$ 2,676,040
Class T	216,627	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	7,507,238	13,740,970
Institutional Class	4,588,327	8,287,915
Total	$ 13,985,508	$ 26,041,371
From net realized gain
Class A	$ 409,296	$ 1,111,868
Class T	71,354	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Institutional Class	1,426,614	3,083,568
Total	$ 4,372,637	$ 9,672,762

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class A
Shares sold	517,853	1,998,605	$ 4,734,538	$ 18,835,889
Reinvestment of distributions	173,536	331,211	1,587,510	3,077,313
Shares redeemed	(2,384,584)	(7,198,466)	(21,755,262)	(67,252,488)
Net increase (decrease)	(1,693,195)	(4,868,650)	$ (15,433,214)	$ (45,339,286)
Class T
Shares sold	61,979	174,275	$ 568,255	$ 1,649,502
Reinvestment of distributions	29,442	59,078	269,623	549,145
Shares redeemed	(325,065)	(664,769)	(2,962,108)	(6,229,787)
Net increase (decrease)	(233,644)	(431,416)	$ (2,124,230)	$ (4,031,140)
Class B
Shares sold	4,709	6,635	$ 43,111	$ 61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(70,549)	(139,609)	(639,246)	(1,309,958)
Net increase (decrease)	(62,798)	(126,019)	$ (568,388)	$ (1,184,303)
Class C
Shares sold	162,734	742,879	$ 1,481,294	$ 6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(1,569,729)	(2,719,616)	(14,251,622)	(25,190,522)
Net increase (decrease)	(1,342,974)	(1,832,278)	$ (12,189,678)	$ (16,887,812)
Strategic Real Return
Shares sold	12,006,453	14,778,557	$ 110,750,917	$ 140,256,686
Reinvestment of distributions	1,014,454	1,884,781	9,320,787	17,588,928
Shares redeemed	(13,795,584)	(22,584,398)	(126,069,677)	(212,624,113)
Net increase (decrease)	(774,677)	(5,921,060)	$ (5,997,973)	$ (54,778,499)

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	8,768,166	10,563,994	$ 80,993,805	$ 99,455,631
Reinvestment of distributions	579,631	1,056,952	5,311,533	9,832,745
Shares redeemed	(3,558,796)	(18,310,993)	(32,574,870)	(173,577,648)
Net increase (decrease)	5,789,001	(6,690,047)	$ 53,730,468	$ (64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRS-USAN-0515
1.814980.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Real Return

Fund - Institutional Class

Semiannual Report

March 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Real Return
Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 987.70	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.07%
Actual		$ 1,000.00	$ 986.70	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class B	1.71%
Actual		$ 1,000.00	$ 984.00	$ 8.46
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
Class C	1.81%
Actual		$ 1,000.00	$ 983.40	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Strategic Real Return	.79%
Actual		$ 1,000.00	$ 988.20	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.79%
Actual		$ 1,000.00	$ 988.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .05%.

Semiannual Report

Investment Changes (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Holdings Distribution (% of fund's net assets)
	As of March 31, 2015	As of September 30, 2014
Commodity Related Investments*	23.0%	23.0%
Inflation-Protected Investments	26.6%	27.6%
Floating Rate High Yield**	26.9%	26.6%
Real Estate Related Investments	22.4%	21.9%
Cash & Cash Equivalents	0.9%	0.8%
* Represents investment in Fidelity Commodity Strategy Central Fund.
** Represents investment in Fidelity Floating Rate Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 26.6%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA 0.0%	AAA 0.0%
AA 0.2%	AA 0.2%
A 0.3%	A 0.4%
BBB 1.9%	BBB 1.8%
BB and Below 25.9%	BB and Below 24.6%
Not Rated 1.6%	Not Rated 2.8%
Equities† 40.3%	Equities†† 39.4%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

†Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	Stocks 17.3%		Stocks 16.4%
	U.S. Government and U.S. Government Agency Obligations 26.6%		U.S. Government and U.S. Government Agency Obligations 27.6%
	Corporate Bonds 2.3%		Corporate Bonds 2.4%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	Bank Loan Obligations 25.2%		Bank Loan Obligations 24.8%
	CMOs and Other Mortgage Related Securities 1.7%		CMOs and Other Mortgage Related Securities 1.7%
	Other Investments† 23.0%		Other Investments†† 23.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
* Foreign investments	3.6%	** Foreign investments	3.8%

* U.S. Treasury Inflation-Indexed Securities	26.6%	** U.S. Treasury Inflation-Indexed Securities	27.6%
† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.
†† Includes investment in Fidelity Commodity Strategy Central Fund of 23.0%.

An unaudited holdings listing of the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 2.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19 (e)		$ 590,000	$ 583,068
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc. 5% 5/15/15		700,000	701,750
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	221,925
RAIT Financial Trust 4% 10/1/33		1,065,000	907,913
Redwood Trust, Inc. 4.625% 4/15/18		350,000	346,281
Resource Capital Corp.:
6% 12/1/18		120,000	109,650
8% 1/15/20		300,000	292,118
Spirit Realty Capital, Inc. 3.75% 5/15/21		100,000	99,938
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	125,100
Starwood Waypoint Residential 4.5% 10/15/17 (e)		70,000	71,881
			2,876,556
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (e)		990,000	952,875
TOTAL FINANCIALS			4,412,499
Nonconvertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20		250,000	248,125
Times Square Hotel Trust 8.528% 8/1/26 (e)		538,246	697,625
			945,750
Household Durables - 0.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (e)		255,000	232,050
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)		180,000	186,300
D.R. Horton, Inc. 6.5% 4/15/16		189,000	197,978
KB Home:
8% 3/15/20		140,000	151,200
9.1% 9/15/17		205,000	229,600
Lennar Corp.:
4.125% 12/1/18		260,000	263,900
5.6% 5/31/15		284,000	284,710
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc. 8.625% 11/15/18		$ 1,181,000	$ 1,225,288
Meritage Homes Corp. 7% 4/1/22		470,000	504,075
Ryland Group, Inc. 8.4% 5/15/17		129,000	144,158
Standard Pacific Corp.:
5.875% 11/15/24		120,000	123,300
8.375% 5/15/18		1,403,000	1,602,928
10.75% 9/15/16		176,000	196,680
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	303,100
			5,645,267
Media - 0.0%
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (e)		45,000	47,138
TOTAL CONSUMER DISCRETIONARY			6,638,155
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.7%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	53,488
Camden Property Trust 5% 6/15/15		265,000	267,265
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		214,000	221,174
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	107,100
DDR Corp.:
7.5% 7/15/18		563,000	656,022
9.625% 3/15/16		526,000	567,294
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	309,750
Equity One, Inc.:
5.375% 10/15/15		95,000	97,075
6% 9/15/16		189,000	200,620
6.25% 1/15/17		189,000	203,173
Health Care Property Investors, Inc.:
6.3% 9/15/16		900,000	965,035
7.072% 6/8/15		95,000	96,090
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		177,000	177,310
6.5% 1/17/17		119,000	129,420
Hospitality Properties Trust:
5.625% 3/15/17		292,000	311,472
6.7% 1/15/18		189,000	207,960
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
6.05% 4/15/15		$ 618,000	$ 618,773
7.125% 2/15/18		265,000	282,225
9% 6/1/17		395,000	434,026
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	515,513
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	184,059
National Retail Properties, Inc. 6.875% 10/15/17		379,000	424,312
Omega Healthcare Investors, Inc. 4.5% 4/1/27 (e)		83,000	81,560
Potlatch Corp. 7.5% 11/1/19		189,000	215,460
Prologis LP 7.625% 7/1/17		297,000	331,172
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	229,421
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,845
4.75% 5/1/24		163,000	169,163
6.75% 4/15/20		134,000	152,778
United Dominion Realty Trust, Inc. 5.25% 1/15/16		189,000	195,066
			8,523,621
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 6% 4/1/16		189,000	197,687
CBRE Group, Inc.:
5% 3/15/23		270,000	282,150
5.25% 3/15/25		120,000	129,000
Excel Trust LP 4.625% 5/15/24		96,000	100,737
First Industrial LP 5.75% 1/15/16		189,000	195,778
Forestar U.S.A. Real Estate Group 8.5% 6/1/22 (e)		570,000	550,050
Howard Hughes Corp. 6.875% 10/1/21 (e)		345,000	361,388
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	110,275
Mid-America Apartments LP 6.05% 9/1/16		284,000	303,102
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)		190,000	192,375
Regency Centers LP 5.875% 6/15/17		114,000	124,604
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	150,646
			2,697,792
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (e)		$ 220,000	$ 229,900
Ocwen Financial Corp. 6.625% 5/15/19 (e)		270,000	233,550
Wrightwood Capital LLC 1.9% 4/20/20 (c)		39,622	574,521
			1,037,971
TOTAL FINANCIALS			12,259,384
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		60,000	64,200
7.75% 2/15/19		195,000	203,288
			267,488
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	127,950
TOTAL HEALTH CARE			395,438
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	169,538
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		379,000	390,052
TOTAL NONCONVERTIBLE BONDS			19,852,567
TOTAL CORPORATE BONDS (Cost $22,692,357)			24,265,066
U.S. Treasury Inflation-Protected Obligations - 26.6%

U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		4,675,946	4,600,686
U.S. Treasury Inflation-Protected Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds: - continued
0.75% 2/15/42		$ 8,170,812	$ 8,294,657
0.75% 2/15/45		5,315,000	5,385,823
1.375% 2/15/44		2,234,194	2,635,695
1.75% 1/15/28		2,650,594	3,109,123
2% 1/15/26		10,489,170	12,452,873
2.125% 2/15/40		2,258,794	3,024,760
2.125% 2/15/41		4,222,910	5,710,362
2.375% 1/15/25		10,165,530	12,345,071
2.375% 1/15/27		9,602,563	11,870,015
2.5% 1/15/29		5,592,867	7,163,048
3.625% 4/15/28		5,161,361	7,298,439
3.875% 4/15/29		5,902,608	8,688,785
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16		9,430,643	9,531,548
0.125% 4/15/17		14,456,748	14,725,590
0.125% 4/15/18		15,923,565	16,255,642
0.125% 4/15/19		2,000,000	2,035,137
0.125% 1/15/22		18,741,146	18,928,566
0.125% 7/15/22		12,246,174	12,395,459
0.125% 1/15/23		12,960,000	13,034,831
0.125% 7/15/24		12,600,000	12,426,696
0.25% 1/15/25		5,900,000	5,876,151
0.375% 7/15/23		11,649,300	11,965,070
0.625% 7/15/21		11,376,159	11,941,474
0.625% 1/15/24		5,258,453	5,488,156
1.125% 1/15/21		19,043,517	20,470,569
1.25% 7/15/20		9,314,608	10,110,765
1.375% 7/15/18		3,834,414	4,105,564
1.375% 1/15/20		7,336,131	7,940,248
1.625% 1/15/18		8,458,252	9,015,358
1.875% 7/15/19		3,453,305	3,812,447
2% 1/15/16		335,588	344,371
2.125% 1/15/19		1,719,877	1,894,311
2.375% 1/15/17		10,667,582	11,308,562
2.5% 7/15/16		5,822,074	6,119,131
2.625% 7/15/17		12,993,565	14,116,388
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $309,601,550)			316,421,371
Asset-Backed Securities - 0.7%
		Principal Amount (d)	Value
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)		$ 330,000	$ 359,080
Series 2015-SFR1 Class E, 5.639% 4/17/52 (e)		100,000	102,849
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		821,216	847,577
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	269,711
Series 2002-2 Class M2, 9.163% 3/1/33		474,000	398,702
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (e)		462,183	442,725
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		271,434	265,391
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6266% 11/28/39 (e)(f)		959,580	96
Invitation Homes Trust:
Series 2014-SFR1 Class F, 3.923% 6/17/31 (e)(f)		140,000	140,541
Series 2014-SFR3:
Class E, 4.675% 12/17/31 (e)(f)		160,000	164,766
Class F, 5.175% 12/17/31 (e)(f)		100,000	103,158
Series 2015-SFR2 Class E, 3.328% 6/17/32 (e)(f)		100,000	100,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		705,971	346,271
Merit Securities Corp. Series 13 Class M1, 7.8478% 12/28/33 (f)		1,900,000	2,008,232
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	25,020
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.723% 1/17/32 (e)(f)		149,000	152,201
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9051% 2/5/36 (e)(f)		323,960	32
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5815% 11/21/40 (e)(f)		1,267,532	1,245,351
Class F, 2.2115% 11/21/40 (e)(f)		1,500,000	1,054,050
TOTAL ASSET-BACKED SECURITIES (Cost $8,647,936)			8,025,753
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8696% 1/25/19 (e)(f)		13,557	7,602
Class B4, 4.8696% 1/25/19 (e)(f)		27,113	13,972
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3543% 12/25/46 (e)(f)		$ 189,000	$ 211,429
Series 2010-K7 Class B, 5.4405% 4/25/20 (e)(f)		95,000	107,558
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		27,667	28,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,580)			369,130
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3033% 11/10/42 (f)		246,272	246,029
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.435% 3/11/39 (f)		568,000	581,107
BLCP Hotel Trust Series 2014-CLMZ Class M, 5.9025% 8/15/29 (e)(f)		1,000,000	996,463
Carefree Portfolio Trust floater Series 2014-CARE Class E, 4.175% 11/15/19 (e)(f)		150,000	150,319
CGBAM Commercial Mortgage Trust floater Series 2014-HD Class E, 3.1562% 2/15/31 (e)(f)		231,000	229,260
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		379,000	404,364
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1061% 9/10/46 (e)(f)		250,000	254,398
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	1,253,371
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	268,185
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	174,787
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	166,770
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	81,814
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	278,733
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	1,192,121
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)		250,000	204,345
Series 2013-CR10 Class D, 4.7939% 8/10/46 (e)(f)		200,000	199,803
Series 2013-CR12 Class D, 5.0852% 10/10/46 (e)(f)		250,000	256,182
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 5.3083% 5/10/43 (e)(f)		200,000	203,878
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (e)		114,278	117,811
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (e)(f)		$ 100,000	$ 96,475
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5574% 11/10/46 (e)(f)		580,000	637,506
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5753% 12/25/43 (f)(h)		1,156,048	149,438
Series K012 Class X3, 2.287% 1/25/41 (f)(h)		665,148	76,372
Series K013 Class X3, 2.8069% 1/25/43 (f)(h)		1,124,000	159,430
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (e)		139,000	132,744
Class FFX, 3.3822% 12/15/19 (e)		244,000	228,428
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (f)		124,111	132,542
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (e)(f)		153,000	145,190
Series 2012-GCJ7:
Class C, 5.7229% 5/10/45 (f)		500,000	569,048
Class D, 5.7229% 5/10/45 (e)(f)		500,000	536,974
Series 2012-GCJ9 Class D, 4.8546% 11/10/45 (e)(f)		157,000	159,345
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)		269,000	213,508
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4245% 7/15/29 (e)(f)		120,000	118,649
Series 2013-HLT Class EFX, 5.2216% 11/5/30 (e)(f)		200,000	205,441
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.446% 12/5/27 (e)(f)		641,000	771,879
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (e)		1,000,000	1,045,712
Series 2010-CNTR Class D, 6.1845% 8/5/32 (e)(f)		284,000	334,345
Series 2012-CBX Class G 4% 6/15/45 (e)		151,000	117,387
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN:
Class E, 3.775% 6/15/29 (e)(f)		319,000	318,616
Class F, 4.175% 6/15/29 (e)(f)		357,000	354,884
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.8576% 6/15/38 (f)		589,000	617,445
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.335% 6/25/43 (e)(f)		365,500	369,046
Series 2014-2 Class E, 5.0949% 1/20/41 (e)(f)		192,000	161,670
Mach One Trust LLC Series 2004-1A Class H, 6.1514% 5/28/40 (e)(f)		120,000	121,200
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7681% 10/15/46 (e)(f)		250,000	249,713
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 881,000	$ 932,584
Series 1997-RR Class F, 7.435% 4/30/39 (e)(f)		38,365	38,461
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		385,285	377,692
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	802,827
Series 2011-C2:
Class D, 5.3037% 6/15/44 (e)(f)		358,000	392,168
Class E, 5.3037% 6/15/44 (e)(f)		454,000	488,312
Class F, 5.3037% 6/15/44 (e)(f)		343,000	333,804
Class XB, 0.4587% 6/15/44 (e)(f)(h)		12,067,221	331,849
Series 2011-C3 Class G, 5.1827% 7/15/49 (e)(f)		111,000	101,970
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (e)		128,000	128,196
Class F, 5% 2/5/30 (e)		312,000	304,401
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		258,388	337,042
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		474,000	489,786
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5431% 5/10/45 (e)(f)		120,000	126,063
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1816% 3/15/45 (e)(f)		220,000	190,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,903,449)			20,657,967
Common Stocks - 14.9%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Household Durables - 0.8%
Stanley Martin Communities LLC Class B (a)(i)	6,300	9,783,585
FINANCIALS - 14.1%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	523,633
Real Estate Investment Trusts - 13.7%
Acadia Realty Trust (SBI)	130,744	4,560,351
Alexandria Real Estate Equities, Inc.	47,735	4,679,939
American Campus Communities, Inc.	80,200	3,438,174
American Realty Capital Properties, Inc.	31,100	306,335
American Tower Corp.	6,400	602,560
Annaly Capital Management, Inc.	35,500	369,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp.	63,600	$ 323,724
Apartment Investment & Management Co. Class A	42,000	1,653,120
Arbor Realty Trust, Inc.	48,800	340,624
Ashford Hospitality Prime, Inc.	47,900	803,283
AvalonBay Communities, Inc.	18,809	3,277,468
Boston Properties, Inc.	50,601	7,108,428
Camden Property Trust (SBI)	31,300	2,445,469
CBL & Associates Properties, Inc.	84,770	1,678,446
Cedar Shopping Centers, Inc.	151,523	1,134,907
Chambers Street Properties	49,691	391,565
Cousins Properties, Inc.	164,100	1,739,460
CYS Investments, Inc.	77,580	691,238
DCT Industrial Trust, Inc.	77,375	2,681,818
Digital Realty Trust, Inc.	47,700	3,146,292
Douglas Emmett, Inc.	21,300	634,953
Duke Realty LP	143,000	3,113,110
Dynex Capital, Inc.	68,000	575,960
EastGroup Properties, Inc.	4,100	246,574
Equity Lifestyle Properties, Inc.	103,900	5,709,305
Equity Residential (SBI)	42,013	3,271,132
Essex Property Trust, Inc.	26,272	6,039,933
Excel Trust, Inc.	112,828	1,581,849
Extra Space Storage, Inc.	70,400	4,756,928
Federal Realty Investment Trust (SBI)	26,146	3,848,953
FelCor Lodging Trust, Inc.	259,400	2,980,506
First Potomac Realty Trust	45,500	540,995
Five Oaks Investment Corp.	2,900	30,885
General Growth Properties, Inc.	48,600	1,436,130
Gramercy Property Trust, Inc.	22,550	632,979
Hatteras Financial Corp.	27,700	503,032
HCP, Inc.	131,213	5,669,714
Health Care REIT, Inc.	21,275	1,645,834
Host Hotels & Resorts, Inc.	81,381	1,642,269
Kite Realty Group Trust	66,383	1,870,009
Lexington Corporate Properties Trust	150,500	1,479,415
LTC Properties, Inc.	14,500	667,000
Medical Properties Trust, Inc.	33,500	493,790
MFA Financial, Inc.	577,766	4,541,241
Mid-America Apartment Communities, Inc.	22,800	1,761,756
Monmouth Real Estate Investment Corp. Class A	15,500	172,205
National Retail Properties, Inc.	9,300	381,021
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Senior Investment Group, Inc.	52,532	$ 873,607
New York (REIT), Inc.	68,700	719,976
Newcastle Investment Corp.	54,932	266,420
NorthStar Realty Finance Corp.	5,500	99,660
Piedmont Office Realty Trust, Inc. Class A	33,870	630,321
Post Properties, Inc.	12,000	683,160
Potlatch Corp.	14,500	580,580
Prologis, Inc.	45,968	2,002,366
Public Storage	21,084	4,156,500
Ramco-Gershenson Properties Trust (SBI)	21,100	392,460
Redwood Trust, Inc.	4,500	80,415
RLJ Lodging Trust	52,600	1,646,906
Sabra Health Care REIT, Inc.	51,300	1,700,595
Select Income (REIT)	18,566	463,964
Senior Housing Properties Trust (SBI)	143,100	3,175,389
Simon Property Group, Inc.	69,373	13,572,134
SL Green Realty Corp.	38,019	4,880,879
Store Capital Corp.	12,300	287,205
Sun Communities, Inc.	30,250	2,018,280
Sunstone Hotel Investors, Inc.	45,169	752,967
Taubman Centers, Inc.	45,300	3,493,989
Terreno Realty Corp.	88,967	2,028,448
The Macerich Co.	16,700	1,408,311
Two Harbors Investment Corp.	71,200	756,144
UDR, Inc.	121,500	4,134,645
Urban Edge Properties	89,373	2,118,140
Ventas, Inc.	72,647	5,304,684
Vornado Realty Trust	11,747	1,315,664
Washington REIT (SBI)	8,500	234,855
Weyerhaeuser Co.	26,000	861,900
WP Carey, Inc.	24,600	1,672,800
WP Glimcher, Inc.	159,061	2,645,184
		162,558,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	115,931	$ 2,958,559
Kennedy-Wilson Holdings, Inc.	28,000	731,920
		3,690,479
TOTAL FINANCIALS		166,772,539
TOTAL COMMON STOCKS (Cost $154,010,734)		176,556,124
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.2%
Excel Trust, Inc. 7.00% (a)(e)	43,800	1,160,700
Health Care REIT, Inc. Series I, 6.50% (a)	3,800	257,331
Lexington Corporate Properties Trust Series C, 6.50% (a)	15,900	783,075
		2,201,106
Nonconvertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Lion Hotels Capital Trust 9.50%	16,377	418,269
FINANCIALS - 2.1%
Real Estate Investment Trusts - 2.1%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	507,989
8.25%	500	12,540
American Capital Agency Corp. Series B, 7.75%	8,000	200,400
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	155,992
American Home Mortgage Investment Corp.:
Series A, 9.75% (a)	81,500	1
Series B, 9.25% (a)	233,544	2
American Homes 4 Rent:
Series A, 5.00%	24,600	637,140
Series B, 5.00%	1,800	46,350
Series C, 5.50%	19,392	504,580
American Realty Capital Properties, Inc. Series F, 6.70%	52,923	1,248,983
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.:
Series A, 7.875%	35,200	$ 902,176
Series C, 7.625%	2,324	58,611
Series D, 7.50%	13,671	344,099
Anworth Mortgage Asset Corp. Series A, 8.625%	41,700	1,054,593
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	13,174	348,848
Apollo Residential Mortgage, Inc. Series A, 8.00%	11,647	287,099
Arbor Realty Trust, Inc.:
7.375%	12,320	309,355
Series A, 8.25%	8,989	229,669
Armour Residential REIT, Inc. Series B, 7.875%	5,645	135,254
Campus Crest Communities, Inc. Series A, 8.00%	2,396	60,691
CBL & Associates Properties, Inc.:
Series D, 7.375%	10,347	261,365
Series E, 6.625%	3,000	76,230
Cedar Shopping Centers, Inc. Series B, 7.25%	12,171	311,943
Chesapeake Lodging Trust Series A, 7.75%	4,050	106,718
Coresite Realty Corp. Series A, 7.25%	14,176	368,576
CYS Investments, Inc. Series A, 7.75%	2,162	54,072
DDR Corp.:
Series J, 6.50%	13,519	345,275
Series K, 6.25%	5,623	143,668
Digital Realty Trust, Inc. Series G, 5.875%	6,286	152,498
Dynex Capital, Inc.:
Series A, 8.50%	20,755	525,932
Series B, 7.625%	10,545	253,291
Equity Lifestyle Properties, Inc. Series C, 6.75%	29,989	788,711
Essex Property Trust, Inc. Series H, 7.125%	1,900	50,882
Excel Trust, Inc. Series B, 8.125%	24,000	637,920
First Potomac Realty Trust 7.75%	22,008	562,304
General Growth Properties, Inc. Series A, 6.375%	3,847	98,099
Hatteras Financial Corp. Series A, 7.625%	16,340	396,245
Hudson Pacific Properties, Inc. 8.375%	11,698	305,903
Inland Real Estate Corp. Series B, 6.95%	9,000	228,150
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	6,507	162,415
Series B, 7.75%	19,500	477,750
iStar Financial, Inc.:
Series E, 7.875%	3,811	94,017
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.: - continued
Series F, 7.80%	17,116	$ 420,198
Series G, 7.65%	6,000	145,980
Kite Realty Group Trust 8.25%	900	23,319
LaSalle Hotel Properties Series I, 6.375%	4,963	125,068
LBA Realty Fund II Series B, 7.625%	27,795	639,271
MFA Financial, Inc.:
8.00%	11,262	293,713
Series B, 7.50%	64,227	1,601,115
National Retail Properties, Inc.:
5.70%	7,472	186,426
Series D, 6.625%	3,500	91,910
New York Mortgage Trust, Inc. Series B, 7.75%	8,886	223,039
NorthStar Realty Finance Corp.:
Series B, 8.25%	7,991	203,451
Series C, 8.875%	10,582	279,576
Series D, 8.50%	8,486	220,975
Series E, 8.75%	13,700	361,680
Pebblebrook Hotel Trust:
Series A, 7.875%	11,500	298,885
Series B, 8.00%	7,600	200,184
Series C, 6.50%	7,058	178,215
Pennsylvania (REIT) 7.375%	4,082	105,275
Prologis, Inc. Series Q, 8.54%	3,700	256,803
PS Business Parks, Inc.:
Series S, 6.45%	1,800	46,800
Series T, 6.00%	5,100	127,449
Series U, 5.75%	6,700	163,882
Public Storage 6.375%	4,000	107,520
RAIT Financial Trust:
7.125%	12,402	303,849
7.625%	8,860	207,235
Regency Centers Corp. Series 6, 6.625%	2,300	60,467
Saul Centers, Inc. Series C, 6.875%	14,926	392,703
Senior Housing Properties Trust 5.625%	7,800	194,220
Stag Industrial, Inc. Series A, 9.00%	40,000	1,100,000
Summit Hotel Properties, Inc.:
Series B, 7.875%	9,827	262,381
Series C, 7.125%	6,788	175,334
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc. Series A, 7.125%	15,940	$ 412,208
Taubman Centers, Inc. Series K, 6.25%	4,319	108,709
Terreno Realty Corp. Series A, 7.75%	5,000	130,700
UMH Properties, Inc. Series A, 8.25%	14,000	363,160
Urstadt Biddle Properties, Inc. 6.75%	6,500	169,065
Weingarten Realty Investors (SBI) Series F, 6.50%	6,320	159,643
Wells Fargo Real Estate Investment Corp. 6.375%	7,000	182,140
WP Glimcher, Inc.:
6.875%	702	18,863
7.50%	2,898	76,246
8.125%	3,562	89,228
		24,153,221
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%	7,372	191,672
TOTAL FINANCIALS		24,344,893
TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,763,162
TOTAL PREFERRED STOCKS (Cost $33,877,522)		26,964,268
Bank Loan Obligations - 0.8%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	$ 316,347	298,948
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	163,762	145,749
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (f)	162,741	163,555
Cooper Hotel Group 12% 11/6/17	991,662	1,041,245
Four Seasons Holdings, Inc. Tranche 2LN, term loan 6.25% 12/27/20 (f)	75,000	75,375
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	548,281	548,966
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	$ 233,475	$ 234,059
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	44,660	44,716
		2,552,613
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (f)	394,164	393,671
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 4.25% 10/11/18 (f)	278,588	277,891
TOTAL CONSUMER DISCRETIONARY		3,224,175
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (f)	240,000	242,100
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (f)	159,600	161,595
FINANCIALS - 0.3%
Real Estate Management & Development - 0.3%
CityCenter 8.74% 7/10/15 (f)	1,884,869	1,884,869
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	14,168	14,027
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	1,238,092	1,238,092
		3,136,988
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (f)	690,399	672,276
TOTAL FINANCIALS		3,809,264
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (f)	$ 65,705	$ 66,033
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (f)	605,885	611,186
		677,219
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 10/3/21 (f)	497,500	502,475
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	628,359	633,857
TOTAL INDUSTRIALS		1,136,332
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (f)	89,325	88,878
UTILITIES - 0.0%
Electric Utilities - 0.0%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	426,033	427,098
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (f)	99,750	100,249
		527,347
TOTAL BANK LOAN OBLIGATIONS (Cost $9,837,342)		9,866,910
Commodity Funds - 23.0%
	Shares
Fidelity Commodity Strategy Central Fund (g) (Cost $440,155,426)	36,926,685	272,888,200
Fixed-Income Funds - 26.9%
	Shares	Value
Fidelity Floating Rate Central Fund (g) (Cost $310,436,421)	3,025,505	$ 319,463,073
Preferred Securities - 0.0%
Principal Amount (d)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e) (Cost $594,368)	$ 500,000	250
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $10,897,114)	10,897,114	10,897,114
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,319,966,799)		1,186,375,226
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,894,138
NET ASSETS - 100%		$ 1,188,269,364
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,053,411 or 2.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,783,585 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$ 5,455,789
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,494
Fidelity Commodity Strategy Central Fund	138,230
Fidelity Floating Rate Central Fund	7,753,041
Fidelity Securities Lending Cash Central Fund	143
Total	$ 7,899,908
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 276,896,754	$ 55,503,024	$ 4,976,438	$ 272,888,200	85.7%
Fidelity Floating Rate Central Fund	320,800,994	5,492,475	1,996,332	319,463,073	18.4%
Total	$ 597,697,748	$ 60,995,499	$ 6,972,770	$ 592,351,273
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,201,854	$ 418,269	$ -	$ 9,783,585
Financials	193,318,538	190,860,626	2,457,909	3
Corporate Bonds	24,265,066	-	23,690,545	574,521
U.S. Government and Government Agency Obligations	316,421,371	-	316,421,371	-
Asset-Backed Securities	8,025,753	-	5,283,499	2,742,254
Collateralized Mortgage Obligations	369,130	-	369,130	-
Commercial Mortgage Securities	20,657,967	-	17,203,725	3,454,242
Bank Loan Obligations	9,866,910	-	6,851,394	3,015,516
Commodity Funds	272,888,200	272,888,200	-	-
Fixed-Income Funds	319,463,073	319,463,073	-	-
Preferred Securities	250	-	-	250
Money Market Funds	10,897,114	10,897,114	-	-
Total Investments in Securities:	$ 1,186,375,226	$ 794,527,282	$ 372,277,573	$ 19,570,371
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 27,490,691
Net Realized Gain (Loss) on Investment Securities	827,425
Net Unrealized Gain (Loss) on Investment Securities	1,400,943
Cost of Purchases	68,539
Proceeds of Sales	(10,491,852)
Amortization/Accretion	279,615
Transfers into Level 3	1,280,557
Transfers out of Level 3	(1,285,547)
Ending Balance	$ 19,570,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 709,708

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $558,477,838)	$ 583,126,839
Fidelity Central Funds (cost $761,488,961)	603,248,387
Total Investments (cost $1,319,966,799)		$ 1,186,375,226
Cash		8,082
Receivable for investments sold		11,419,835
Receivable for fund shares sold		659,897
Dividends receivable		2,265,599
Interest receivable		1,508,975
Distributions receivable from Fidelity Central Funds		1,363
Prepaid expenses		1,387
Receivable from investment adviser		1,421
Other receivables		1,558
Total assets		1,202,243,343

Liabilities
Payable for investments purchased	$ 10,940,440
Payable for fund shares redeemed	1,989,351
Accrued management fee	560,784
Distribution and service plan fees payable	74,918
Other affiliated payables	230,924
Other payables and accrued expenses	177,562
Total liabilities		13,973,979

Net Assets		$ 1,188,269,364
Net Assets consist of:
Paid in capital		$ 1,575,233,932
Distributions in excess of net investment income		(860,506)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,512,489)
Net unrealized appreciation (depreciation) on investments		(133,591,573)
Net Assets		$ 1,188,269,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($104,594,779 ÷ 11,607,536 shares)	$ 9.01

Maximum offering price per share (100/96.00 of $9.01)	$ 9.39
Class T: Net Asset Value and redemption price per share ($18,461,694 ÷ 2,046,274 shares)	$ 9.02

Maximum offering price per share (100/96.00 of $9.02)	$ 9.40
Class B: Net Asset Value and offering price per share ($2,430,409 ÷ 270,755 shares)A	$ 8.98

Class C: Net Asset Value and offering price per share ($54,902,887 ÷ 6,155,309 shares)A	$ 8.92

Strategic Real Return: Net Asset Value, offering price and redemption price per share ($597,072,837 ÷ 65,954,910 shares)	$ 9.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,806,758 ÷ 45,472,297 shares)	$ 9.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015

Investment Income
Dividends		$ 3,651,744
Interest		(1,764,651)
Income from Fidelity Central Funds		7,899,908
Total income		9,787,001

Expenses
Management fee	$ 3,446,964
Transfer agent fees	973,395
Distribution and service plan fees	487,715
Accounting and security lending fees	251,746
Custodian fees and expenses	10,920
Independent trustees' compensation	2,623
Registration fees	41,762
Audit	92,665
Legal	2,503
Miscellaneous	32,956
Total expenses before reductions	5,343,249
Expense reductions	(1,212)	5,342,037
Net investment income (loss)		4,444,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,002,738
Fidelity Central Funds	(17,717)
Foreign currency transactions	(2,798)
Total net realized gain (loss)		10,982,223
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,952,659)
Assets and liabilities in foreign currencies	1,145
Total change in net unrealized appreciation (depreciation)		(30,951,514)
Net gain (loss)		(19,969,291)
Net increase (decrease) in net assets resulting from operations		$ (15,524,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,444,964	$ 25,997,619
Net realized gain (loss)	10,982,223	13,840,317
Change in net unrealized appreciation (depreciation)	(30,951,514)	(10,404,036)
Net increase (decrease) in net assets resulting from operations	(15,524,327)	29,433,900
Distributions to shareholders from net investment income	(13,985,508)	(26,041,371)
Distributions to shareholders from net realized gain	(4,372,637)	(9,672,762)
Total distributions	(18,358,145)	(35,714,133)
Share transactions - net increase (decrease)	17,416,985	(186,510,312)
Redemption fees	19,916	33,541
Total increase (decrease) in net assets	(16,445,571)	(192,757,004)

Net Assets
Beginning of period	1,204,714,935	1,397,471,939
End of period (including distributions in excess of net investment income of $860,506 and undistributed net investment income of $8,680,038, respectively)	$ 1,188,269,364	$ 1,204,714,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.025	.173	.188	.178	.233	.171
Net realized and unrealized gain (loss)	(.137)	.004	(.452)	.940	.101	.840
Total from investment operations	(.112)	.177	(.264)	1.118	.334	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.128) H	(.214)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.538)	(.214)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.01	$ 9.25	$ 9.31	$ 9.78	$ 9.20	$ 9.08
Total ReturnB, C, D	(1.23)%	1.91%	(2.72)%	12.66%	3.60%	12.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.05%A	1.05%	1.04%	1.04%	1.01%	1.02%
Expenses net of fee waivers, if any	1.05%A	1.05%	1.04%	1.03%	1.01%	1.02%
Expenses net of all reductions	1.05%A	1.05%	1.03%	1.03%	1.01%	1.02%
Net investment income (loss)	.55%A	1.83%	1.96%	1.88%	2.41%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,595	$ 123,091	$ 169,170	$ 222,335	$ 219,906	$ 168,216
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09	$ 8.30
Income from Investment Operations
Net investment income (loss) E	.024	.172	.187	.177	.232	.170
Net realized and unrealized gain (loss)	(.146)	.015	(.451)	.940	.099	.841
Total from investment operations	(.122)	.187	(.264)	1.117	.331	1.011
Distributions from net investment income	(.096)	(.169)	(.177)	(.127) H	(.211)	(.111)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.128)	(.237)	(.207)	(.537)	(.211)	(.221)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 9.02	$ 9.27	$ 9.32	$ 9.79	$ 9.21	$ 9.09
Total ReturnB, C, D	(1.33)%	2.02%	(2.72)%	12.62%	3.56%	12.44%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07%A	1.06%	1.05%	1.05%	1.02%	1.03%
Expenses net of fee waivers, if any	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Expenses net of all reductions	1.07%A	1.06%	1.05%	1.04%	1.01%	1.03%
Net investment income (loss)	.53%A	1.82%	1.94%	1.87%	2.40%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,462	$ 21,127	$ 25,281	$ 30,648	$ 29,038	$ 27,373
Portfolio turnover rateG	28%A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03	$ 8.27
Income from Investment Operations
Net investment income (loss) E	(.005)	.109	.119	.111	.162	.108
Net realized and unrealized gain (loss)	(.141)	.009	(.444)	.940	.099	.845
Total from investment operations	(.146)	.118	(.325)	1.051	.261	.953
Distributions from net investment income	(.062)	(.110)	(.106)	(.061) H	(.131)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.094)	(.178)	(.136)	(.471)	(.131)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.98	$ 9.22	$ 9.28	$ 9.74	$ 9.16	$ 9.03
Total ReturnB, C, D	(1.60)%	1.28%	(3.35)%	11.89%	2.82%	11.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71%A	1.73%	1.77%	1.77%	1.74%	1.75%
Expenses net of fee waivers, if any	1.71%A	1.73%	1.75%	1.73%	1.73%	1.75%
Expenses net of all reductions	1.71%A	1.72%	1.74%	1.73%	1.73%	1.75%
Net investment income (loss)	(.12)% A	1.16%	1.25%	1.18%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430	$ 3,074	$ 4,263	$ 5,743	$ 6,587	$ 7,406
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99	$ 8.24
Income from Investment Operations
Net investment income (loss) E	(.010)	.101	.113	.105	.158	.105
Net realized and unrealized gain (loss)	(.141)	.011	(.449)	.933	.107	.838
Total from investment operations	(.151)	.112	(.336)	1.038	.265	.943
Distributions from net investment income	(.057)	(.104)	(.105)	(.058) H	(.135)	(.083)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) H	-	(.110)
Total distributions	(.089)	(.172)	(.135)	(.468)	(.135)	(.193)
Redemption fees added to paid in capital E	- J	- J	.001	- J	- J	- J
Net asset value, end of period	$ 8.92	$ 9.16	$ 9.22	$ 9.69	$ 9.12	$ 8.99
Total ReturnB, C, D	(1.66)%	1.22%	(3.48)%	11.80%	2.88%	11.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81%A	1.81%	1.80%	1.81%	1.77%	1.78%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.80%	1.80%	1.76%	1.78%
Expenses net of all reductions	1.81%A	1.80%	1.80%	1.80%	1.76%	1.78%
Net investment income (loss)	(.22)%A	1.08%	1.19%	1.12%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,903	$ 68,666	$ 86,037	$ 94,134	$ 89,790	$ 66,399
Portfolio turnover rateG	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Real Return

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13	$ 8.32
Income from Investment Operations
Net investment income (loss) D	.037	.201	.216	.212	.262	.196
Net realized and unrealized gain (loss)	(.145)	.005	(.451)	.941	.098	.846
Total from investment operations	(.108)	.206	(.235)	1.153	.360	1.042
Distributions from net investment income	(.110)	(.198)	(.206)	(.154) G	(.250)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.142)	(.266)	(.236)	(.564)	(.250)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.05	$ 9.30	$ 9.36	$ 9.83	$ 9.24	$ 9.13
Total ReturnB, C	(1.18)%	2.22%	(2.41)%	13.03%	3.87%	12.81%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.76%	.76%	.75%	.72%	.73%
Expenses net of fee waivers, if any	.79%A	.76%	.75%	.73%	.71%	.73%
Expenses net of all reductions	.79%A	.76%	.75%	.73%	.71%	.73%
Net investment income (loss)	.81%A	2.12%	2.24%	2.18%	2.70%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,073	$ 620,530	$ 679,780	$ 649,200	$ 3,541,743	$ 4,069,023
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31,	Years ended September 30,
March 31,	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11	$ 8.30
Income from Investment Operations
Net investment income (loss) D	.037	.194	.208	.202	.258	.194
Net realized and unrealized gain (loss)	(.146)	.005	(.450)	.947	.099	.848
Total from investment operations	(.109)	.199	(.242)	1.149	.357	1.042
Distributions from net investment income	(.109)	(.191)	(.199)	(.150) G	(.247)	(.122)
Distributions from net realized gain	(.032)	(.068)	(.030)	(.410) G	-	(.110)
Total distributions	(.141)	(.259)	(.229)	(.560)	(.247)	(.232)
Redemption fees added to paid in capital D	- I	- I	.001	.001	- I	- I
Net asset value, end of period	$ 9.03	$ 9.28	$ 9.34	$ 9.81	$ 9.22	$ 9.11
Total ReturnB, C	(1.19)%	2.15%	(2.49)%	13.01%	3.84%	12.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.79%A	.82%	.83%	.81%	.76%	.75%
Expenses net of fee waivers, if any	.79%A	.82%	.83%	.80%	.76%	.75%
Expenses net of all reductions	.79%A	.82%	.82%	.80%	.75%	.75%
Net investment income (loss)	.81%A	2.06%	2.17%	2.12%	2.66%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,807	$ 368,227	$ 432,942	$ 343,822	$ 813,551	$ 716,052
Portfolio turnover rateF	28% A	18%	23%	15%	35%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .05%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity® Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Real Return and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.05%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 2,742,254	Discounted cash flow	Yield	5.4% - 10.0% / 6.6%	Decrease
		Expected distribution	Recovery rate	0.0% - 35.0% / 35.0%	Increase
Bank Loan Obligations	$ 2,926,113	Discounted cash flow	Yield	8.8% - 10.0% / 9.2%	Decrease
Commercial Mortgage Securities	$ 38,461	Discounted cash flow	Yield	7.0%	Decrease
Corporate Bonds	$ 574,521	Discounted cash flow	Discount rate	20.0%	Decrease

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 03/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 9,783,588	Adjusted book value	Book value multiple	1.3	Increase
		Expected distribution	Recovery rate	0.0%	Increase
Preferred Securities	$ 250	Expected distribution	Recovery rate	0.0%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,341,424
Gross unrealized depreciation	(192,796,257)
Net unrealized appreciation (depreciation) on securities	$ (139,454,833)

Tax cost	$ 1,325,830,059

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (232,586,375)
2018	(2,428,473)
Total with expiration	(235,014,848)

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Due to large redemptions in a prior period, $235,014,848 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $50,181,925 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities and U.S. Government Securities, aggregated $114,432,380 and $85,839,177, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 144,714	$ 1,374
Class T	-%	.25%	25,349	-
Class B	.65%	.25%	12,888	9,318
Class C	.75%	.25%	304,764	21,963
			$ 487,715	$ 32,655

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,269
Class T	608
Class B*	1,177
Class C*	2,072
$ 7,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 96,185.17
Class T	18,727.19
Class B	2,532.18
Class C	54,425.18
Strategic Real Return	500,421.16
Institutional Class	301,105.15
	$ 973,395

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

(depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $708 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,421.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $310 for the period.

In addition, the investment adviser reimbursed a portion of Strategic Real Return expenses during the period in the amount of $902.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2015	Year ended September 30, 2014
From net investment income
Class A	$ 1,253,221	$ 2,676,040
Class T	216,627	425,190
Class B	20,532	45,269
Class C	399,563	865,987
Strategic Real Return	7,507,238	13,740,970
Institutional Class	4,588,327	8,287,915
Total	$ 13,985,508	$ 26,041,371
From net realized gain
Class A	$ 409,296	$ 1,111,868
Class T	71,354	176,901
Class B	10,521	29,513
Class C	219,185	578,587
Strategic Real Return	2,235,667	4,692,325
Institutional Class	1,426,614	3,083,568
Total	$ 4,372,637	$ 9,672,762

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Class A
Shares sold	517,853	1,998,605	$ 4,734,538	$ 18,835,889
Reinvestment of distributions	173,536	331,211	1,587,510	3,077,313
Shares redeemed	(2,384,584)	(7,198,466)	(21,755,262)	(67,252,488)
Net increase (decrease)	(1,693,195)	(4,868,650)	$ (15,433,214)	$ (45,339,286)
Class T
Shares sold	61,979	174,275	$ 568,255	$ 1,649,502
Reinvestment of distributions	29,442	59,078	269,623	549,145
Shares redeemed	(325,065)	(664,769)	(2,962,108)	(6,229,787)
Net increase (decrease)	(233,644)	(431,416)	$ (2,124,230)	$ (4,031,140)
Class B
Shares sold	4,709	6,635	$ 43,111	$ 61,405
Reinvestment of distributions	3,042	6,955	27,747	64,250
Shares redeemed	(70,549)	(139,609)	(639,246)	(1,309,958)
Net increase (decrease)	(62,798)	(126,019)	$ (568,388)	$ (1,184,303)
Class C
Shares sold	162,734	742,879	$ 1,481,294	$ 6,975,183
Reinvestment of distributions	64,021	144,459	580,650	1,327,527
Shares redeemed	(1,569,729)	(2,719,616)	(14,251,622)	(25,190,522)
Net increase (decrease)	(1,342,974)	(1,832,278)	$ (12,189,678)	$ (16,887,812)
Strategic Real Return
Shares sold	12,006,453	14,778,557	$ 110,750,917	$ 140,256,686
Reinvestment of distributions	1,014,454	1,884,781	9,320,787	17,588,928
Shares redeemed	(13,795,584)	(22,584,398)	(126,069,677)	(212,624,113)
Net increase (decrease)	(774,677)	(5,921,060)	$ (5,997,973)	$ (54,778,499)

Semiannual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2015	Year ended September 30, 2014	Six months ended March 31, 2015	Year ended September 30, 2014
Institutional Class
Shares sold	8,768,166	10,563,994	$ 80,993,805	$ 99,455,631
Reinvestment of distributions	579,631	1,056,952	5,311,533	9,832,745
Shares redeemed	(3,558,796)	(18,310,993)	(32,574,870)	(173,577,648)
Net increase (decrease)	5,789,001	(6,690,047)	$ 53,730,468	$ (64,289,272)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Real Return Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Strategic Real Return Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Strategic Real Return Fund as of March 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Geode Capital Management, LLC

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARRSI-USAN-0515
1.814975.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2015